UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

John Hancock Asset-Based Lending Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Asset-Based Lending Fund
Closed-end alternative
April 30, 2024

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the President’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Asset-Based Lending Fund

2	Your fund at a glance
3	Portfolio summary
4	Consolidated Fund’s investments
54	Consolidated financial statements
58	Consolidated financial highlights
61	Notes to consolidated financial statements
74	Investment objective, principal investment strategies, and principal risks
79	Additional information
81	Evaluation of advisory and subadvisory agreements by the Board of Trustees
87	More information
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2024 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s most recent annual report. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Investment objective, principal investment strategies, and principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	3

Consolidated Fund’s investments
AS OF 4-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 38.0%				$61,863,148
(Cost $62,134,062)
Asset backed securities 9.0%				14,630,770
Carvana Auto Receivables Trust
Series 2023-N2, Class E	9.940	04-10-30	3,000,000	3,103,712
Hertz Vehicle Financing LLC
Series 2022-5A, Class D (A)	6.780	09-25-28	4,750,000	4,361,342
Marlette Funding Trust
Series 2022-3A, Class D (A)	7.800	11-15-32	2,000,000	1,957,200
Pagaya AI Debt Trust
Series 2023-7, Class C (A)(B)	8.798	07-15-31	2,998,883	3,049,663
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class D (A)	8.020	01-20-43	2,174,317	2,158,853
Collateralized loan obligations 9.6%				15,640,054
ALM, Ltd.
Series 2020-1A, Class D (3 month CME Term SOFR + 6.262%) (A)(B)(C)	11.590	10-15-29	1,000,000	987,508
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)(C)	8.490	01-15-32	2,000,000	2,000,882
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(C)	10.378	07-17-37	1,750,000	1,750,313
CIFC Funding, Ltd.
Series 2018-5A, Class C (3 month CME Term SOFR + 3.262%) (A)(B)(C)	8.590	01-15-32	1,500,000	1,501,596
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	8.989	07-18-30	3,730,000	3,708,280
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(C)	11.578	04-15-29	2,500,000	2,500,000
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	8.636	10-20-30	2,000,000	1,993,316
Sycamore Tree CLO, Ltd.
Series 2021-1A, Class D (3 month CME Term SOFR + 3.912%) (A)(B)(C)	9.236	10-20-34	1,200,000	1,198,159
Commercial mortgage backed securities 15.0%				24,457,643
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(C)	9.671	05-15-37	2,500,000	2,456,187
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)(C)	8.419	01-16-37	1,000,000	1,000,786
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%) (A)(B)(C)	7.435	09-15-36	2,000,000	1,965,855
4	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	8.029	10-15-36	2,000,000	$1,949,375
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(C)	10.607	05-15-38	2,500,000	2,506,250
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	8.280	12-15-36	2,000,000	1,747,181
KSL Commercial Mortgage Trust
Series 2023-HT, Class D (1 month CME Term SOFR + 4.287%) (A)(B)(C)	9.608	12-15-36	2,000,000	2,007,500
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(C)	9.509	03-15-36	1,304,250	1,286,673
ORL Trust
Series 2023-GLKS, Class D (1 month CME Term SOFR + 4.301%) (A)(C)	9.622	10-19-36	2,500,000	2,505,469
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(C)	11.678	05-19-38	4,000,000	3,999,686
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.561	12-10-34	3,000,000	3,032,681
Residential mortgage backed securities 4.4%				7,134,681
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,418,163	3,470,464
Radnor, Ltd.

Series 2021-2, Class M2 (30 day Average SOFR + 5.000%) (A)(C)	10.330	11-25-31	3,500,000	3,664,217
Residential loans 22.0%				$35,812,822
(Cost $35,643,456)
JH Residential Whole Loan Trust (E)(F) 13.9%				22,673,327
Bank of America, Loan ID - R1D2138800 (G)	4.125	07-01-49	251,419	174,711
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	126,292	87,761
Bank of America, Loan ID - R1D2196022	5.028	12-18-50	94,205	65,463
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	16,752
Bank of America, Loan ID - R1D2223768 (G)	3.500	04-01-57	73,970	51,401
Bank of America, Loan ID - R1D2226308	9.882	05-03-37	74,655	51,878
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	198,926	138,234
Bank of America, Loan ID - R1D3102002750	9.625	12-01-39	41,386	34,971
Bank of America, Loan ID - R1D3109974439	9.000	10-01-29	210,504	177,876
Bank of America, Loan ID - R1D3112231884 (H)	8.000	08-25-30	9,057	7,653
Bank of America, Loan ID - R1D3112822840	9.625	12-25-30	10,709	9,049
Bank of America, Loan ID - R1D3120441715	8.000	11-01-34	6,716	5,675
Bank of America, Loan ID - R1D3121930679	3.750	02-01-31	126,168	106,612
Bank of America, Loan ID - R1D320025752	11.875	02-01-28	2,175	1,838
Bank of America, Loan ID - R1D320069911	10.750	03-01-37	15,685	13,254
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	5

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	3,322	$2,807
Bank of America, Loan ID - R1D320218223	8.250	04-01-61	13,460	11,374
Bank of America, Loan ID - R1D320231804	4.500	04-01-31	133,894	113,140
Bank of America, Loan ID - R1D320303063	8.250	06-01-35	23,033	19,463
Bank of America, Loan ID - R1D320346630	10.750	06-01-36	3,359	2,838
Bank of America, Loan ID - R1D320385022	10.125	06-01-49	3,462	2,925
Bank of America, Loan ID - R1D320385105	10.250	10-01-40	220	186
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	20,321	17,171
Bank of America, Loan ID - R1D320426786	8.250	08-01-31	11,240	9,498
Bank of America, Loan ID - R1D320575652	10.125	09-01-31	5,708	4,824
Bank of America, Loan ID - R1D320644951	10.500	08-01-46	2,530	2,137
Bank of America, Loan ID - R1D320669345	9.375	04-01-35	22,121	18,692
Bank of America, Loan ID - R1D320677076	11.250	11-01-53	2,253	1,904
Bank of America, Loan ID - R1D320678199	11.750	09-01-24	600	507
Bank of America, Loan ID - R1D320680408	8.250	09-01-54	2,404	2,032
Bank of America, Loan ID - R1D320904215	10.000	06-01-41	3,421	2,891
Bank of America, Loan ID - R1D321022384	10.750	01-01-37	3,070	2,594
Bank of America, Loan ID - R1D321026906	11.750	12-01-36	4,343	3,669
Bank of America, Loan ID - R1D321079876	8.625	10-25-27	12,871	10,876
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,677
Bank of America, Loan ID - R1D321118983 (I)	9.000	04-01-24	5,986	5,058
Bank of America, Loan ID - R1D321137655	10.125	06-01-24	4,670	3,946
Bank of America, Loan ID - R1D321149797	10.750	01-01-38	3,121	2,638
Bank of America, Loan ID - R1D321159892	8.250	12-01-26	7,296	6,165
Bank of America, Loan ID - R1D321184120	10.125	01-01-52	1,403	1,185
Bank of America, Loan ID - R1D321201221	8.250	07-01-25	10,747	9,081
Bank of America, Loan ID - R1D321202019 (H)	10.750	10-01-35	6,439	5,441
Bank of America, Loan ID - R1D321268831	8.625	01-01-28	5,900	4,985
Bank of America, Loan ID - R1D321284414	8.750	10-01-27	5,532	4,675
Bank of America, Loan ID - R1D321285469	0.000	06-01-24	14,719	12,437
Bank of America, Loan ID - R1D321300638	10.750	05-01-36	3,178	2,686
Bank of America, Loan ID - R1D321302928 (H)	8.500	04-01-32	2,951	2,493
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	1,457	1,231
Bank of America, Loan ID - R1D321360714	11.250	10-01-27	4,762	4,024
Bank of America, Loan ID - R1D321366583	10.125	08-01-37	4,110	3,473
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	15,855	13,398
Bank of America, Loan ID - R1D321462500	8.250	02-01-29	51,937	43,887
Bank of America, Loan ID - R1D321466689	10.750	11-01-43	2,414	2,040
Bank of America, Loan ID - R1D321477062	8.250	12-25-27	8,506	7,188
Bank of America, Loan ID - R1D321481073	10.125	01-01-37	5,733	4,845
6	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	6,303	$5,326
Bank of America, Loan ID - R1D321624039	11.875	04-01-28	893	754
Bank of America, Loan ID - R1D321657284	8.250	07-01-30	7,848	6,632
Bank of America, Loan ID - R1D321672554 (I)	4.250	02-01-24	70,378	59,469
Bank of America, Loan ID - R1D321680064	8.625	01-01-28	4,741	4,006
Bank of America, Loan ID - R1D321747032	10.500	02-01-26	4,762	4,024
Bank of America, Loan ID - R1D321772642	12.875	07-01-24	7,041	5,949
Bank of America, Loan ID - R1D321778497	10.750	09-01-25	383	323
Bank of America, Loan ID - R1D321802346 (H)	10.500	07-01-42	4,869	4,114
Bank of America, Loan ID - R1D321804787	11.250	11-25-27	8,682	7,336
Bank of America, Loan ID - R1D321818469	12.875	05-01-30	7,505	6,342
Bank of America, Loan ID - R1D321840548	10.500	01-01-27	8,468	7,155
Bank of America, Loan ID - R1D321918874	11.875	10-01-37	4,287	3,622
Bank of America, Loan ID - R1D322074278	8.500	11-01-35	12,508	10,569
Bank of America, Loan ID - R1D322667123	8.750	02-25-28	13,695	11,572
Bank of America, Loan ID - R1D322720318	8.250	07-01-38	24,551	20,746
Bank of America, Loan ID - R1D323504157 (I)	3.625	02-01-24	22,702	19,183
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	11,451	9,676
Bank of America, Loan ID - R1D324031544	9.875	04-01-30	20,449	17,280
Bank of America, Loan ID - R1D325026231	10.875	07-01-32	31,192	26,357
Bank of America, Loan ID - R1D325438993	8.250	04-01-32	9,819	8,297
Bank of America, Loan ID - R1D32679861	10.750	12-01-37	2,728	2,305
Bank of America, Loan ID - R1D326967519 (G)	8.750	02-01-30	19,521	16,495
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	8,965	7,575
Bank of America, Loan ID - R1D329973216	4.750	08-01-34	14,848	12,547
Bank of America, Loan ID - R1D330270792	4.000	06-25-28	128,692	108,745
Bank of America, Loan ID - R1D330690727	11.250	09-01-38	4,195	3,545
Bank of America, Loan ID - R1D331070648	8.625	05-01-37	6,844	5,783
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,723	9,061
Bank of America, Loan ID - R1D331351411	8.000	11-01-37	32,245	27,247
Bank of America, Loan ID - R1D331458114	3.500	05-25-28	11,054	9,341
Bank of America, Loan ID - R1D331576772	10.500	12-25-28	2,856	2,413
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	21,183	17,900
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	9,556	8,075
Bank of America, Loan ID - R1D333435452 (H)	10.500	11-01-24	7,785	6,578
Bank of America, Loan ID - R1D334715743 (H)	6.500	12-01-36	17,003	14,367
Bank of America, Loan ID - R1D335198863	10.750	02-01-47	9,839	8,314
Bank of America, Loan ID - R1D337634748	8.500	06-01-28	5,449	4,605
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	22,047	18,629
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	7

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D338042145	11.750	10-01-36	8,214	$6,941
Bank of America, Loan ID - R1D338549417	11.750	09-25-28	6,604	5,581
Bank of America, Loan ID - R1D33861070	8.000	01-01-27	18,832	15,913
Bank of America, Loan ID - R1D338772808	10.125	02-01-25	3,802	3,213
Bank of America, Loan ID - R1D338898471	9.000	10-01-37	6,210	5,248
Bank of America, Loan ID - R1D339013845	12.375	06-01-24	5,006	4,230
Bank of America, Loan ID - R1D339156671	10.750	06-01-27	10,669	9,015
Bank of America, Loan ID - R1D339162089	11.750	10-01-25	8,855	7,482
Bank of America, Loan ID - R1D339392762	8.625	07-01-38	4,843	4,093
Bank of America, Loan ID - R1D339696568	10.125	10-01-28	10,316	8,717
Bank of America, Loan ID - R1D339751518	9.750	07-01-30	6,590	5,569
Bank of America, Loan ID - R1D339870995	12.375	10-25-28	5,505	4,651
Bank of America, Loan ID - R1D339997495	11.750	08-01-31	8,547	7,222
Bank of America, Loan ID - R1D340114252	4.625	10-01-28	22,544	19,049
Bank of America, Loan ID - R1D340286517	11.250	12-01-34	9,388	7,932
Bank of America, Loan ID - R1D340328413	8.750	06-01-48	4,910	4,149
Bank of America, Loan ID - R1D340556545	8.250	08-01-32	14,790	12,498
Bank of America, Loan ID - R1D340682846	4.000	02-01-35	30,345	25,642
Bank of America, Loan ID - R1D340799167	9.625	03-01-25	60,673	51,268
Bank of America, Loan ID - R1D340884636	10.750	09-01-37	8,723	7,371
Bank of America, Loan ID - R1D341154994	10.125	02-01-35	3,144	2,656
Bank of America, Loan ID - R1D341172732	10.750	03-01-25	6,157	5,202
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	14,282	12,068
Bank of America, Loan ID - R1D341275604	11.750	09-01-24	2,367	2,000
Bank of America, Loan ID - R1D341322613	11.750	12-01-60	2,422	2,046
Bank of America, Loan ID - R1D341390326	11.875	11-01-37	4,518	3,817
Bank of America, Loan ID - R1D341457276	11.750	02-01-28	12,088	10,214
Bank of America, Loan ID - R1D341636404	10.750	11-25-28	11,866	10,027
Bank of America, Loan ID - R1D344823261	10.750	12-01-30	468	396
Bank of America, Loan ID - R1D344880025	10.750	09-01-24	9,932	8,392
Bank of America, Loan ID - R1D344899622	8.250	07-01-29	36,350	30,716
Bank of America, Loan ID - R1D344988281	8.000	12-01-28	15,631	13,209
Bank of America, Loan ID - R1D345104108	11.250	07-25-29	17,215	14,546
Bank of America, Loan ID - R1D345110610	4.250	01-01-30	50,827	42,949
Bank of America, Loan ID - R1D345137370	10.125	11-01-38	4,078	3,446
Bank of America, Loan ID - R1D345207689	10.625	01-01-52	4,178	3,531
Bank of America, Loan ID - R1D345296610	10.125	04-01-28	16,246	13,728
Bank of America, Loan ID - R1D345477899	10.250	11-01-36	1,687	1,426
Bank of America, Loan ID - R1D345587535 (H)	9.875	11-01-36	27,471	23,213
Bank of America, Loan ID - R1D345602157	13.125	03-01-37	17,546	14,827
Bank of America, Loan ID - R1D345670228	10.125	11-25-28	4,591	3,879
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	8,522	7,201
Bank of America, Loan ID - R1D345756898	6.625	04-01-25	3,710	3,135
8	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D345890887	10.125	02-01-62	2,946	$2,490
Bank of America, Loan ID - R1D345901395 (I)	10.750	03-01-24	5,994	5,065
Bank of America, Loan ID - R1D345907416	10.125	07-01-31	11,151	9,423
Bank of America, Loan ID - R1D345924792	3.750	05-01-35	52,450	44,320
Bank of America, Loan ID - R1D345932279	10.500	12-25-28	4,425	3,739
Bank of America, Loan ID - R1D345950224	9.000	09-05-33	250	212
Bank of America, Loan ID - R1D345954233	10.500	08-01-24	8,754	7,397
Bank of America, Loan ID - R1D346002313	3.625	09-01-35	120,709	101,999
Bank of America, Loan ID - R1D346131763	9.500	08-01-28	29,159	24,639
Bank of America, Loan ID - R1D346134156	3.500	06-01-30	25,746	21,755
Bank of America, Loan ID - R1D346443425	10.750	09-01-40	5,469	4,621
Bank of America, Loan ID - R1D346466520	11.750	05-01-36	8,313	7,024
Bank of America, Loan ID - R1D346861677 (H)	11.000	07-01-24	6,412	5,418
Bank of America, Loan ID - R1D347017838	11.750	04-01-38	4,746	4,010
Bank of America, Loan ID - R1D347088470	10.500	02-01-25	3,488	2,948
Bank of America, Loan ID - R1D347304802	3.750	01-25-29	119,490	100,969
Bank of America, Loan ID - R1D347307643	10.625	01-01-29	14,977	12,655
Bank of America, Loan ID - R1D347309299	11.500	11-01-45	12,547	10,602
Bank of America, Loan ID - R1D347380108	11.375	03-01-26	8,843	7,472
Bank of America, Loan ID - R1D347661162	8.625	07-01-25	1,155	976
Bank of America, Loan ID - R1D347671501	10.000	12-01-32	26,356	22,271
Bank of America, Loan ID - R1D347751726	8.750	12-25-28	9,603	8,115
Bank of America, Loan ID - R1D347751887 (G)	8.250	11-25-28	17,426	14,725
Bank of America, Loan ID - R1D347806979	8.000	06-01-36	5,988	5,060
Bank of America, Loan ID - R1D347878229	9.500	10-05-33	9,134	7,718
Bank of America, Loan ID - R1D348024808	7.500	09-01-24	31,198	26,362
Bank of America, Loan ID - R1D348084672	8.000	02-25-29	16,592	14,020
Bank of America, Loan ID - R1D348108123	8.000	07-01-29	80,034	67,629
Bank of America, Loan ID - R1D348198056	9.375	04-01-25	4,692	3,964
Bank of America, Loan ID - R1D348255384 (G)	12.625	06-01-35	7,611	6,432
Bank of America, Loan ID - R1D348299081	11.750	01-25-29	9,486	8,016
Bank of America, Loan ID - R1D348366548	11.750	12-01-36	673	569
Bank of America, Loan ID - R1D348672470 (G)	3.000	12-01-31	24,887	21,030
Bank of America, Loan ID - R1D348696252	11.000	03-01-28	9,171	7,749
Bank of America, Loan ID - R1D348943151	11.250	05-01-37	9,500	8,028
Bank of America, Loan ID - R1D349060460	10.500	05-25-29	5,969	5,044
Bank of America, Loan ID - R1D349228775	11.875	07-01-34	4,436	3,749
Bank of America, Loan ID - R1D349494107 (H)	8.250	11-01-37	10,159	8,584
Bank of America, Loan ID - R1D349499896	9.375	02-25-29	8,300	7,013
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	9

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D351511643 (G)	4.500	10-01-28	132,791	$112,208
Bank of America, Loan ID - R1D351675329	8.000	10-01-33	36,961	31,232
Bank of America, Loan ID - R1D351889492	8.250	09-01-28	48,789	41,227
Bank of America, Loan ID - R1D352062298	9.500	06-01-28	36,868	31,153
Bank of America, Loan ID - R1D352391377 (G)	9.000	02-01-34	32,172	27,185
Bank of America, Loan ID - R1D354260276	8.250	04-01-29	7,436	6,284
Bank of America, Loan ID - R1D354445591	8.750	03-01-27	9,381	7,927
Bank of America, Loan ID - R1D355097223	9.375	12-01-55	25,253	21,339
Bank of America, Loan ID - R1D355097959	5.000	08-01-25	123,732	104,554
Bank of America, Loan ID - R1D355403629	11.875	05-01-48	1,657	1,400
Bank of America, Loan ID - R1D356146903	8.000	09-01-35	195	165
Bank of America, Loan ID - R1D356173883	8.250	09-01-30	41,589	35,143
Bank of America, Loan ID - R1D356181172	8.250	06-25-29	20,651	17,450
Bank of America, Loan ID - R1D356499075 (I)	10.750	03-01-24	5,590	4,723
Bank of America, Loan ID - R1D356699520	4.000	09-01-25	24,485	20,690
Bank of America, Loan ID - R1D356859476 (I)	8.500	04-01-24	12,640	10,681
Bank of America, Loan ID - R1D357357292	11.750	12-01-32	8,997	7,602
Bank of America, Loan ID - R1D359564954	3.750	12-01-30	106,076	89,634
Bank of America, Loan ID - R1D360095964 (I)	10.500	01-01-24	13,392	11,316
Bank of America, Loan ID - R1D360234127	8.250	01-01-37	28,337	23,945
Bank of America, Loan ID - R1D360265715	11.250	03-01-35	6,510	5,501
Bank of America, Loan ID - R1D36034652	10.250	11-01-35	6,704	5,665
Bank of America, Loan ID - R1D361381490	8.250	02-01-27	17,084	14,436
Bank of America, Loan ID - R1D361469782	10.125	11-01-36	5,026	4,247
Bank of America, Loan ID - R1D361537011	4.130	05-25-29	211,958	179,105
Bank of America, Loan ID - R1D361608499	10.250	05-01-58	6,003	5,073
Bank of America, Loan ID - R1D36170513	10.125	05-01-29	813	687
Bank of America, Loan ID - R1D361739084	8.000	12-01-32	4,400	3,718
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	16,347	13,813
Bank of America, Loan ID - R1D361936975	8.250	05-01-36	24,580	20,770
Bank of America, Loan ID - R1D361948846	9.500	09-01-51	2,700	2,282
Bank of America, Loan ID - R1D362044297	9.250	06-01-35	17,571	14,848
Bank of America, Loan ID - R1D362044305	9.250	05-01-31	17,577	14,853
Bank of America, Loan ID - R1D362088294	8.750	08-01-24	75,198	63,542
Bank of America, Loan ID - R1D362185211	8.250	05-25-29	54,324	45,904
Bank of America, Loan ID - R1D362633573	8.375	07-25-29	40,918	34,576
Bank of America, Loan ID - R1D362668892	3.875	06-01-25	36,742	31,047
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	4,276
Bank of America, Loan ID - R1D362756193	10.125	06-25-29	3,390	2,864
10	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D363207796	8.250	07-01-29	74,357	$62,831
Bank of America, Loan ID - R1D363420996 (H)	11.000	05-25-29	12,278	10,375
Bank of America, Loan ID - R1D363599719	9.875	08-01-29	139,578	117,943
Bank of America, Loan ID - R1D363833514	8.625	05-01-28	11,836	10,001
Bank of America, Loan ID - R1D363873763 (H)	2.000	08-01-29	43,163	36,473
Bank of America, Loan ID - R1D363893233	3.750	05-01-30	156,663	132,380
Bank of America, Loan ID - R1D36389441	10.125	01-01-28	314	265
Bank of America, Loan ID - R1D363899752	11.750	11-01-37	8,516	7,196
Bank of America, Loan ID - R1D363904900	8.000	07-01-30	27,068	22,873
Bank of America, Loan ID - R1D364621981	9.500	12-01-47	3,216	2,717
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	2,300	1,944
Bank of America, Loan ID - R1D36498874	10.875	11-01-35	2,252	1,903
Bank of America, Loan ID - R1D365497744	3.625	05-01-30	95,477	80,678
Bank of America, Loan ID - R1D365732055	8.250	02-01-48	7,275	6,147
Bank of America, Loan ID - R1D366122718	10.625	10-01-38	4,296	3,630
Bank of America, Loan ID - R1D366268863	10.125	10-01-27	2,233	1,887
Bank of America, Loan ID - R1D36627178	3.875	04-01-31	86,022	72,688
Bank of America, Loan ID - R1D366643686	9.375	09-25-29	46,159	39,004
Bank of America, Loan ID - R1D366683283	9.500	08-01-64	29,207	24,680
Bank of America, Loan ID - R1D366831278	8.000	08-25-29	23,704	20,029
Bank of America, Loan ID - R1D366865047	11.750	08-25-29	6,927	5,853
Bank of America, Loan ID - R1D366899536 (H)	4.875	12-01-35	39,604	33,466
Bank of America, Loan ID - R1D366957506	11.250	04-01-37	21,933	18,533
Bank of America, Loan ID - R1D367129539 (G)	10.125	03-01-25	11,111	9,389
Bank of America, Loan ID - R1D367146938	9.375	04-01-32	12,228	10,333
Bank of America, Loan ID - R1D367318342	10.125	07-01-27	4,946	4,180
Bank of America, Loan ID - R1D367340376	9.375	03-01-48	34,337	29,015
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	15
Bank of America, Loan ID - R1D367593182	8.500	09-01-25	46,109	38,962
Bank of America, Loan ID - R1D367822183	8.625	08-25-29	13,662	11,544
Bank of America, Loan ID - R1D367978692	10.500	02-01-25	11,758	9,935
Bank of America, Loan ID - R1D367979468	10.625	09-01-28	11,473	9,694
Bank of America, Loan ID - R1D368071015	8.500	08-01-24	14,952	12,635
Bank of America, Loan ID - R1D368109493	10.500	02-01-49	901	761
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	18,517
Bank of America, Loan ID - R1D368465662	10.500	06-01-26	2,661	2,248
Bank of America, Loan ID - R1D37065578	10.000	05-01-41	3,644	3,079
Bank of America, Loan ID - R1D377116667 (H)	12.125	08-01-24	9,988	8,440
Bank of America, Loan ID - R1D378464847	9.875	09-25-29	17,092	14,443
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	11

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	$84,943
Bank of America, Loan ID - R1D382811963	3.875	02-01-36	118,846	100,425
Bank of America, Loan ID - R1D382866130 (H)	3.750	02-01-31	244,014	206,192
Bank of America, Loan ID - R1D382964334	8.250	04-01-25	1,719	1,452
Bank of America, Loan ID - R1D383023953	8.000	07-01-28	46,638	39,409
Bank of America, Loan ID - R1D383930490	8.000	05-01-37	28,209	23,836
Bank of America, Loan ID - R1D383989247	8.000	01-01-34	15,465	13,068
Bank of America, Loan ID - R1D384203747	3.750	10-25-29	184,744	156,108
Bank of America, Loan ID - R1D384640739	8.875	12-01-30	13,788	11,651
Bank of America, Loan ID - R1D385022522 (H)	8.250	10-01-29	46,078	38,936
Bank of America, Loan ID - R1D386282717	8.625	11-25-29	8,956	7,568
Bank of America, Loan ID - R1D396995685	4.375	03-01-26	508,868	430,972
Bank of America, Loan ID - R1D397015502	8.625	05-25-30	13,439	11,356
Bank of America, Loan ID - R1D39701670	14.375	04-01-28	8,346	7,052
Bank of America, Loan ID - R1D4135626031 (H)	9.500	10-11-35	59,054	42,277
Bank of America, Loan ID - R1D4135626439	4.410	11-15-31	161,320	115,489
Bank of America, Loan ID - R1D4135734289	8.500	11-24-35	22,841	16,352
Bank of America, Loan ID - R1D4142769943 (G)	8.750	05-24-36	20,611	14,755
Bank of America, Loan ID - R1D4142800616	8.500	04-25-36	12,871	9,214
Bank of America, Loan ID - R1D4142828361	8.750	04-19-36	47,549	34,041
Bank of America, Loan ID - R1D4142856650	8.500	06-23-36	34,485	24,688
Bank of America, Loan ID - R1D4142878025 (H)	5.000	04-25-36	167,059	119,597
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	40,840
Bank of America, Loan ID - R1D4159368640	8.500	10-01-36	57,654	41,274
Bank of America, Loan ID - R1D4176255967 (H)	9.125	07-25-32	21,282	15,236
Bank of America, Loan ID - R1D4872500158 (H)	5.125	08-01-55	9,940	7,116
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	167,201	119,699
Bank of America, Loan ID - R1D4875021313 (H)	8.840	02-01-34	10,140	7,259
Bank of America, Loan ID - R1D4875387526	7.640	01-01-29	21,010	15,041
Bank of America, Loan ID - R1D4875700321 (H)	7.100	06-30-30	17,365	12,431
Bank of America, Loan ID - R1D4875704583 (H)	7.750	09-22-30	10,623	7,605
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	394,404	282,354
Bank of America, Loan ID - R1D4875958325 (H)	8.440	12-01-31	16,492	11,806
12	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4875960106 (G)	8.090	04-15-32	43,347	$31,032
Bank of America, Loan ID - R1D4875973630 (H)	8.090	03-01-31	22,201	15,894
Bank of America, Loan ID - R1D4876049582 (H)	8.240	07-18-32	18,292	13,095
Bank of America, Loan ID - R1D4876098035	4.240	03-12-33	3,233	2,315
Bank of America, Loan ID - R1D4876317082 (H)	7.490	07-29-30	59,371	42,504
Bank of America, Loan ID - R1D4876484679 (H)	7.740	06-26-31	99,115	70,956
Bank of America, Loan ID - R1D4876635543 (G)	7.740	09-17-32	28,074	20,098
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	62,940	45,059
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	349,245	250,024
Bank of America, Loan ID - R1D4876765322	7.990	05-25-35	33,578	24,039
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	98,768
Bank of America, Loan ID - R1D4876787441	3.000	09-01-54	334,268	239,303
Bank of America, Loan ID - R1D4877096402 (H)	9.240	05-01-35	30,803	22,052
Bank of America, Loan ID - R1D4877182962 (H)	5.059	11-12-31	48,719	34,878
Bank of America, Loan ID - R1D4877458965 (H)	4.000	10-20-34	50,317	36,022
Bank of America, Loan ID - R1D4877498694 (H)	7.690	12-10-29	9,393	6,724
Bank of America, Loan ID - R1D4877518821 (H)	10.490	10-25-31	19,677	14,087
Bank of America, Loan ID - R1D4877521188 (H)	6.190	02-09-32	14,088	10,085
Bank of America, Loan ID - R1D625920381	8.750	10-25-29	6,519	6,137
Bank of America, Loan ID - R1D645293729	8.500	11-25-28	3,126	2,998
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	84,421	80,686
Bank of America, Loan ID - R1D65354358	10.875	11-25-29	10,648	10,648
Bank of America, Loan ID - R1D654825694	11.000	10-25-29	663	663
Bank of America, Loan ID - R1D656506660	11.500	06-25-29	7,301	6,999
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	6,077	6,069
Bank of America, Loan ID - R1D659579588	11.375	07-25-29	17,183	16,913
Bank of America, Loan ID - R1D660513322	3.500	08-01-29	44,186	35,041
Bank of America, Loan ID - R1D661194855	12.500	09-25-29	22,407	22,400
Bank of America, Loan ID - R1D661198639	11.500	09-25-29	2,032	2,032
Bank of America, Loan ID - R1D662692977	8.500	07-25-29	18,559	17,714
Bank of America, Loan ID - R1D662956543	10.375	10-25-29	3,049	2,977
Bank of America, Loan ID - R1D663275376	3.625	11-25-29	74,355	60,049
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	13

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D663450913	12.000	10-25-29	10,016	$10,016
Bank of America, Loan ID - R1D663679709	11.000	10-25-29	19,086	19,086
Bank of America, Loan ID - R1D663882323	10.375	10-25-29	8,752	8,681
Bank of America, Loan ID - R1D663977877	9.500	12-25-29	7,163	5,279
Bank of America, Loan ID - R1D664976594	11.500	10-25-29	3,420	3,420
Bank of America, Loan ID - R1D665123183	8.500	08-25-29	74,556	71,436
Bank of America, Loan ID - R1D665400024	10.500	11-25-29	9,361	8,806
Bank of America, Loan ID - R1D665729948	10.875	10-25-29	4,231	4,231
Bank of America, Loan ID - R1D666174494	11.000	10-25-29	13,890	13,746
Bank of America, Loan ID - R1D666480562	4.500	08-01-29	352,544	298,522
Bank of America, Loan ID - R1D667063186	9.125	10-25-29	22,474	21,773
Bank of America, Loan ID - R1D667282831	9.250	08-25-29	20,104	19,469
Bank of America, Loan ID - R1D667759124	12.000	11-25-29	13,255	13,255
Bank of America, Loan ID - R1D667789897	8.750	10-25-29	4,453	4,261
Bank of America, Loan ID - R1D667817878	8.875	08-25-29	37,777	36,432
Bank of America, Loan ID - R1D667955965	11.375	10-25-29	9,773	9,713
Bank of America, Loan ID - R1D668134805	10.500	11-25-29	16,083	16,019
Bank of America, Loan ID - R1D668175186	8.750	09-25-29	4,146	3,970
Bank of America, Loan ID - R1D668350421	10.500	10-25-29	18,055	17,834
Bank of America, Loan ID - R1D668350541	12.000	10-25-29	26,147	25,988
Bank of America, Loan ID - R1D668477927	11.500	10-25-29	22,911	22,911
Bank of America, Loan ID - R1D67101124	12.000	11-25-29	15,833	15,833
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	6,744	6,744
Bank of America, Loan ID - R1D676527815	9.000	10-25-29	7,444	7,076
Bank of America, Loan ID - R1D676546412	5.250	10-25-29	144,930	135,838
Bank of America, Loan ID - R1D676708672	10.750	10-31-29	7,227	7,181
Bank of America, Loan ID - R1D676710984	9.750	11-25-29	36,511	35,457
Bank of America, Loan ID - R1D676783039	10.375	11-25-29	15,418	15,326
Bank of America, Loan ID - R1D676786718	12.000	10-25-29	6,887	6,887
Bank of America, Loan ID - R1D677095414	9.000	10-25-29	24,102	22,644
Bank of America, Loan ID - R1D677199188	10.625	10-25-29	17,329	17,307
Bank of America, Loan ID - R1D677411237	10.375	10-25-29	10,808	10,740
Bank of America, Loan ID - R1D677428969	11.000	09-25-29	26,672	26,672
Bank of America, Loan ID - R1D677430401	12.000	10-25-29	31,148	31,148
Bank of America, Loan ID - R1D677448552	9.625	10-25-29	10,727	10,395
Bank of America, Loan ID - R1D677449020	9.375	09-25-29	37,270	35,917
Bank of America, Loan ID - R1D677449540	5.875	10-01-29	25,738	22,650
Bank of America, Loan ID - R1D677468466	11.750	10-25-29	6,074	5,551
Bank of America, Loan ID - R1D677588112	12.500	08-25-29	18,901	18,848
Bank of America, Loan ID - R1D677759741	10.750	09-25-29	17,234	16,768
Bank of America, Loan ID - R1D677785217	10.000	09-25-29	16,070	15,712
Bank of America, Loan ID - R1D677785521	9.000	09-25-29	40,756	39,115
Bank of America, Loan ID - R1D677792417	3.625	09-25-29	30,272	25,319
Bank of America, Loan ID - R1D677869939	11.000	08-25-29	17,241	17,241
14	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D677910257	8.625	09-25-29	5,949	$5,714
Bank of America, Loan ID - R1D678029048	9.750	10-25-29	20,700	20,180
Bank of America, Loan ID - R1D678181187	3.750	10-25-29	91,114	62,390
Bank of America, Loan ID - R1D678288897	12.000	10-25-29	10,900	10,900
Bank of America, Loan ID - R1D678347296	9.875	10-25-29	14,595	14,227
Bank of America, Loan ID - R1D678601292	10.625	10-25-29	31,003	30,899
Bank of America, Loan ID - R1D678715723	10.250	11-25-29	17,772	17,574
Bank of America, Loan ID - R1D678854988	3.250	10-01-29	44,382	35,466
Bank of America, Loan ID - R1D678856716	3.750	10-01-29	73,402	54,469
Bank of America, Loan ID - R1D678986092	11.000	11-25-29	5,756	5,756
Bank of America, Loan ID - R1D678986684	11.250	11-25-29	10,098	10,098
Bank of America, Loan ID - R1D679172828	11.000	11-25-29	12,180	12,180
Bank of America, Loan ID - R1D679180285	13.250	10-25-29	21,095	21,095
Bank of America, Loan ID - R1D679213009	11.625	06-25-29	6,195	6,195
Bank of America, Loan ID - R1D679251070	10.250	11-25-29	45,476	43,677
Bank of America, Loan ID - R1D681746961	11.500	09-25-29	10,567	10,567
Bank of America, Loan ID - R1D681784389	3.875	09-25-29	381,694	316,297
Bank of America, Loan ID - R1D681930432	11.250	10-25-29	7,073	6,655
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	30,108	29,070
Bank of America, Loan ID - R1D681965866	9.500	10-25-29	12,014	11,658
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	4,714	4,538
Bank of America, Loan ID - R1D682034637	8.500	11-25-29	17,712	16,224
Bank of America, Loan ID - R1D682037538	12.000	10-25-29	4,926	4,926
Bank of America, Loan ID - R1D682118266	8.750	10-25-29	14,752	14,061
Bank of America, Loan ID - R1D682137392	3.750	12-25-29	72,103	62,560
Bank of America, Loan ID - R1D682188145	11.500	10-25-29	13,230	13,230
Bank of America, Loan ID - R1D682238486	9.250	09-25-29	39,726	37,399
Bank of America, Loan ID - R1D682377981	9.000	10-25-29	22,827	22,038
Bank of America, Loan ID - R1D682383357	13.000	12-25-29	4,328	4,328
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	15,624	15,094
Bank of America, Loan ID - R1D682585998	11.500	10-25-29	317	0
Bank of America, Loan ID - R1D682663667	11.000	10-25-29	11,380	11,380
Bank of America, Loan ID - R1D682746907	10.875	10-25-29	19,545	19,545
Bank of America, Loan ID - R1D682800794	10.750	10-25-29	17,608	17,296
Bank of America, Loan ID - R1D682910647	3.875	10-25-29	88,196	72,105
Bank of America, Loan ID - R1D683002263	11.375	11-25-29	21,901	21,901
Bank of America, Loan ID - R1D683013402	8.500	11-25-29	11,749	11,181
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,874	2,775
Bank of America, Loan ID - R1D683041593	12.000	10-25-29	3,512	2,550
Bank of America, Loan ID - R1D683086895	10.750	10-25-29	15,443	15,434
Bank of America, Loan ID - R1D683134629	11.000	10-25-29	11,467	11,467
Bank of America, Loan ID - R1D683144251	11.500	09-25-29	715	683
Bank of America, Loan ID - R1D683146203	12.375	10-25-29	6,659	6,659
Bank of America, Loan ID - R1D683164492	3.875	10-25-29	217,380	184,130
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	15

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D683170000	6.750	10-25-29	17,414	$17,414
Bank of America, Loan ID - R1D683209918	8.500	10-25-29	6,232	5,853
Bank of America, Loan ID - R1D683247647	10.875	10-25-29	12,023	12,023
Bank of America, Loan ID - R1D683282764	12.625	11-25-29	20,117	20,117
Bank of America, Loan ID - R1D683289736	9.625	10-25-29	2,386	2,316
Bank of America, Loan ID - R1D683293716	10.250	10-25-29	33,962	33,567
Bank of America, Loan ID - R1D683355608	8.750	10-25-29	15,207	14,553
Bank of America, Loan ID - R1D683378087	9.000	10-25-29	65,990	63,029
Bank of America, Loan ID - R1D683382736	8.500	10-25-29	7,335	6,878
Bank of America, Loan ID - R1D683433137	8.500	10-25-29	2,579	2,468
Bank of America, Loan ID - R1D683444529	10.875	10-25-29	938	928
Bank of America, Loan ID - R1D683508082	9.625	10-25-29	18,468	18,082
Bank of America, Loan ID - R1D683510314	12.750	10-25-29	1,312	1,312
Bank of America, Loan ID - R1D683534085	10.750	10-25-29	1,655	1,645
Bank of America, Loan ID - R1D683558159	10.750	11-25-29	6,191	6,034
Bank of America, Loan ID - R1D683561889	9.500	10-25-29	8,640	8,404
Bank of America, Loan ID - R1D683594230	4.625	10-01-29	74,135	55,366
Bank of America, Loan ID - R1D683598309	11.500	11-25-29	10,230	10,230
Bank of America, Loan ID - R1D683612904	10.375	10-25-29	2,595	2,554
Bank of America, Loan ID - R1D683621145	11.000	10-25-29	6,787	6,787
Bank of America, Loan ID - R1D683728065	9.625	10-25-29	19,039	18,151
Bank of America, Loan ID - R1D683734720	8.500	11-25-29	68,554	65,200
Bank of America, Loan ID - R1D683791396	9.500	10-25-29	57,071	55,485
Bank of America, Loan ID - R1D683806868	12.000	11-25-29	2,170	2,170
Bank of America, Loan ID - R1D683838320	4.750	10-01-29	25,203	21,913
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	2,922	2,796
Bank of America, Loan ID - R1D683868522	4.125	10-01-29	60,608	49,451
Bank of America, Loan ID - R1D683884018	11.000	11-25-29	6,702	6,702
Bank of America, Loan ID - R1D683995587	4.375	10-25-29	215,018	178,568
Bank of America, Loan ID - R1D684092694	11.000	10-25-29	2,055	2,055
Bank of America, Loan ID - R1D684137068	11.500	10-25-29	5,627	5,627
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	5,677	5,429
Bank of America, Loan ID - R1D684224954	9.625	11-25-29	6,940	6,699
Bank of America, Loan ID - R1D684241912	10.375	10-25-29	3,459	3,430
Bank of America, Loan ID - R1D684283115	9.500	10-25-29	21,292	20,711
Bank of America, Loan ID - R1D684332669	10.375	11-25-29	5,200	5,167
Bank of America, Loan ID - R1D684335286	12.000	10-25-29	8,047	8,047
Bank of America, Loan ID - R1D684401932	4.875	10-01-29	32,993	28,221
Bank of America, Loan ID - R1D684423921	12.750	10-25-29	3,441	3,441
Bank of America, Loan ID - R1D684438382	9.250	11-25-29	45,516	43,553
Bank of America, Loan ID - R1D684449129	9.625	10-25-29	22,554	21,930
Bank of America, Loan ID - R1D684477402	12.000	10-25-29	16,440	16,440
Bank of America, Loan ID - R1D684517492	5.625	10-25-29	32,592	10,772
Bank of America, Loan ID - R1D684549610	10.875	11-25-29	14,994	14,994
16	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D684551330	11.000	11-25-29	4,210	$3,138
Bank of America, Loan ID - R1D684611565	12.000	11-25-29	4,815	4,815
Bank of America, Loan ID - R1D684623098	8.750	11-25-29	19,428	18,580
Bank of America, Loan ID - R1D684628671	12.000	10-25-29	4,459	4,459
Bank of America, Loan ID - R1D684714187	8.750	10-25-29	22,003	20,990
Bank of America, Loan ID - R1D684718416	12.000	11-25-29	23,798	23,798
Bank of America, Loan ID - R1D684754194	9.625	11-25-29	81,376	79,658
Bank of America, Loan ID - R1D684756906	12.000	10-25-29	8,232	8,232
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	4,883	4,883
Bank of America, Loan ID - R1D684779309	9.625	12-25-29	13,465	12,982
Bank of America, Loan ID - R1D684793043	10.375	11-30-29	10,774	10,709
Bank of America, Loan ID - R1D684824695	10.750	10-25-29	3,420	3,418
Bank of America, Loan ID - R1D684846066	10.750	11-25-29	18,576	18,561
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	19,230	18,202
Bank of America, Loan ID - R1D684967411	4.250	11-25-29	92,711	73,302
Bank of America, Loan ID - R1D684980716	8.875	10-25-29	31,676	30,411
Bank of America, Loan ID - R1D685097423	11.000	10-25-29	2,011	2,011
Bank of America, Loan ID - R1D685166959	11.125	11-25-29	1,173	831
Bank of America, Loan ID - R1D685221694	12.000	11-25-29	3,052	3,052
Bank of America, Loan ID - R1D685244633	12.000	11-25-29	17,112	17,112
Bank of America, Loan ID - R1D685286302	10.750	11-25-29	8,873	8,870
Bank of America, Loan ID - R1D685302504	10.375	11-25-29	17,930	16,478
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	7,581	7,285
Bank of America, Loan ID - R1D685531245	11.000	12-25-29	2,368	2,295
Bank of America, Loan ID - R1D685834100	12.000	11-25-29	5,952	5,765
Bank of America, Loan ID - R1D685845319	8.500	11-25-29	60,948	58,296
Bank of America, Loan ID - R1D685853757	10.375	11-25-29	452	57
Bank of America, Loan ID - R1D685928028	12.000	10-25-29	18,514	18,514
Bank of America, Loan ID - R1D685937267	8.750	11-25-29	13,260	12,598
Bank of America, Loan ID - R1D685945624	5.125	01-01-30	61,590	52,337
Bank of America, Loan ID - R1D685946384	4.750	12-01-29	54,597	46,262
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	9,736	8,532
Bank of America, Loan ID - R1D685979295	3.625	10-25-29	11,081	10,063
Bank of America, Loan ID - R1D686107034	4.750	11-01-29	36,822	24,768
Bank of America, Loan ID - R1D686170042	9.125	11-25-29	155,588	145,929
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	7,622	7,380
Bank of America, Loan ID - R1D686185292	4.875	10-01-29	65,352	48,978
Bank of America, Loan ID - R1D686194538	4.000	12-25-29	107,494	86,905
Bank of America, Loan ID - R1D686204803	8.500	11-25-29	29,603	27,796
Bank of America, Loan ID - R1D686216721	10.125	11-25-29	1,697	1,603
Bank of America, Loan ID - R1D686248222	11.500	11-25-29	10,304	9,745
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	6,077	6,077
Bank of America, Loan ID - R1D686392408	6.250	11-25-29	82,692	82,692
Bank of America, Loan ID - R1D686403257	8.875	11-25-29	9,867	9,463
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	17

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D686417680	4.000	11-25-29	44,037	$35,541
Bank of America, Loan ID - R1D686420295	3.875	12-01-29	21,988	18,003
Bank of America, Loan ID - R1D686463364	3.625	11-25-29	42,830	34,265
Bank of America, Loan ID - R1D686481633	12.000	11-25-29	18,728	18,728
Bank of America, Loan ID - R1D686521219	10.750	11-25-29	4,454	4,450
Bank of America, Loan ID - R1D686527895	11.000	11-25-29	10,582	8,961
Bank of America, Loan ID - R1D686578566	9.625	12-25-29	10,837	10,385
Bank of America, Loan ID - R1D686606955	8.500	11-25-29	11,029	10,547
Bank of America, Loan ID - R1D686659596	3.625	11-25-29	48,333	38,995
Bank of America, Loan ID - R1D686677982	11.000	11-25-29	9,473	9,473
Bank of America, Loan ID - R1D686679970	11.000	11-25-29	7,951	7,951
Bank of America, Loan ID - R1D686681422	4.500	11-01-29	50,875	39,793
Bank of America, Loan ID - R1D686730930	4.125	11-01-29	73,710	57,157
Bank of America, Loan ID - R1D686731922	8.875	11-25-29	11,600	10,581
Bank of America, Loan ID - R1D686797077	13.000	11-25-29	6,688	6,688
Bank of America, Loan ID - R1D686812987	11.500	11-25-29	412	412
Bank of America, Loan ID - R1D686854848	10.375	11-25-24	1,217	1,217
Bank of America, Loan ID - R1D686877830	8.750	11-25-29	4,209	4,026
Bank of America, Loan ID - R1D686921545	9.000	11-25-29	21,924	20,738
Bank of America, Loan ID - R1D687043683	11.000	11-25-29	12,269	12,269
Bank of America, Loan ID - R1D687049159	9.000	12-25-29	20,558	19,433
Bank of America, Loan ID - R1D687194397	4.250	11-01-29	56,190	47,024
Bank of America, Loan ID - R1D687370577	3.625	11-25-29	122,406	82,975
Bank of America, Loan ID - R1D687663380	3.625	11-25-29	52,657	39,355
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	68,575	47,811
Capital Asset Management, Loan ID - R1D1164563 (G)	2.496	07-01-50	479,912	334,594
Capital Asset Management, Loan ID - R1D1164608 (G)	9.020	01-01-39	76,772	53,526
Capital Asset Management, Loan ID - R1D1182587	3.000	09-01-54	101,251	70,592
Capital Asset Management, Loan ID - R1D1182798	5.050	12-01-60	124,134	86,546
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	41,111	28,663
Capital Asset Management, Loan ID - R1D1183623	12.375	11-01-36	53,449	37,264
Capital Asset Management, Loan ID - R1D1183665	9.000	02-01-62	322,620	224,930
Capital Asset Management, Loan ID - R1D1183940	4.000	07-01-56	109,948	76,656
Capital Asset Management, Loan ID - R1D1184084 (G)	2.000	02-01-49	47,017	32,780
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	66,452	46,330
18	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1184992	4.000	11-10-43	33,691	$23,489
Capital Asset Management, Loan ID - R1D1185065 (G)	3.000	02-01-62	72,913	50,835
Capital Asset Management, Loan ID - R1D1185111 (H)	4.000	08-01-53	85,232	59,424
Capital Asset Management, Loan ID - R1D1185232	10.750	10-01-36	89,878	62,663
Capital Asset Management, Loan ID - R1D1213420	7.650	03-01-37	52,487	36,594
Capital Asset Management, Loan ID - R1D1214687 (H)	9.000	01-01-52	146,163	101,905
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	130,067	90,683
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,163	32,882
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	9,644	6,724
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	20,694	14,428
Capital Asset Management, Loan ID - R1D1250210 (H)	7.350	04-15-32	152,139	106,071
Capital Asset Management, Loan ID - R1D1250878	7.500	10-25-38	6,014	4,193
Capital Asset Management, Loan ID - R1D1251042 (G)	6.000	07-05-41	41,812	29,151
Capital Asset Management, Loan ID - R1D1251729	4.000	04-06-29	17,708	12,346
Capital Asset Management, Loan ID - R1D1252559	5.500	08-10-37	55,661	38,807
Capital Asset Management, Loan ID - R1D1253196	4.250	12-01-49	24,171	16,852
Capital Asset Management, Loan ID - R1D1270232	6.696	12-01-32	9,213	6,423
Capital Asset Management, Loan ID - R1D1270489	4.999	02-01-25	6,793	4,736
Capital Asset Management, Loan ID - R1D1270661 (G)	4.625	04-01-24	2,766	1,929
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	69,930	48,755
Capital Asset Management, Loan ID - R1D1271079	4.999	10-01-38	33,496	23,353
Capital Asset Management, Loan ID - R1D1271156	4.875	02-01-40	39,206	27,335
Capital Asset Management, Loan ID - R1D1271259	4.250	09-01-24	3,543	2,470
Capital Asset Management, Loan ID - R1D1271288	3.875	05-01-27	10,822	7,545
Capital Asset Management, Loan ID - R1D1272159	11.496	04-01-28	14,045	9,792
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	19

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	16,205	$11,298
Capital Asset Management, Loan ID - R1D1273594	8.004	06-01-34	10,829	7,550
Capital Asset Management, Loan ID - R1D1275196	10.690	04-01-25	831	580
Capital Asset Management, Loan ID - R1D1282178	3.500	11-01-38	64,763	45,153
Capital Asset Management, Loan ID - R1D1282763	4.500	12-01-36	15,854	11,053
Capital Asset Management, Loan ID - R1D1282909	2.000	06-01-50	23,454	16,352
Capital Asset Management, Loan ID - R1D1282990	7.000	11-01-34	14,558	10,150
Capital Asset Management, Loan ID - R1D1283326	4.000	05-01-36	83,138	57,964
Capital Asset Management, Loan ID - R1D1284156	4.000	11-01-49	30,071	20,965
Capital Asset Management, Loan ID - R1D1284260	4.500	11-01-36	20,080	13,999
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	102,676	71,586
Capital Asset Management, Loan ID - R1D1285155	4.625	01-01-38	1,424	993
Capital Asset Management, Loan ID - R1D1285308	9.125	12-01-38	32,784	22,857
Capital Asset Management, Loan ID - R1D1314052	2.000	06-01-48	76,072	53,037
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	942
Capital Asset Management, Loan ID - R1D1314557 (G)	12.514	11-12-21	5,499	3,834
Capital Asset Management, Loan ID - R1D1314706 (G)	4.000	08-03-46	80,789	56,326
Capital Asset Management, Loan ID - R1D1314775 (H)	4.000	10-28-37	22,455	15,656
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-33	9,683	6,751
Capital Asset Management, Loan ID - R1D1315361	4.000	11-10-39	53,912	37,588
Capital Asset Management, Loan ID - R1D1315396	4.000	06-28-26	2,154	1,502
Capital Asset Management, Loan ID - R1D1315613	5.000	05-28-24	315	220
Capital Asset Management, Loan ID - R1D1315686 (G)	4.000	09-28-40	28,979	20,204
Capital Asset Management, Loan ID - R1D1315846	13.000	06-21-24	248	173
Capital Asset Management, Loan ID - R1D1316119	15.500	02-16-26	5,379	3,750
20	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1316526	12.990	08-04-24	308	$215
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	35,151	24,508
Capital Asset Management, Loan ID - R1D1316856	15.080	06-23-24	3,102	2,163
Capital Asset Management, Loan ID - R1D1316964	6.000	07-01-57	55,269	38,534
Capital Asset Management, Loan ID - R1D1317365	4.000	02-01-48	30,660	21,376
Capital Asset Management, Loan ID - R1D1317596 (G)	6.000	07-02-34	40,771	28,425
Capital Asset Management, Loan ID - R1D1317620	7.000	05-01-32	78,186	54,511
Capital Asset Management, Loan ID - R1D1317738 (H)	3.000	06-01-58	76,033	53,010
Capital Asset Management, Loan ID - R1D1318197	2.000	08-09-37	52,199	36,393
Capital Asset Management, Loan ID - R1D1318692	0.000	10-14-27	4,006	2,793
Capital Asset Management, Loan ID - R1D1318890	0.000	03-27-33	8,933	6,228
Capital Asset Management, Loan ID - R1D1319206	0.001	09-13-25	2,128	1,484
Capital Asset Management, Loan ID - R1D1319235 (H)	0.001	03-28-24	673	469
Capital Asset Management, Loan ID - R1D1319347	0.000	11-12-24	503	351
Capital Asset Management, Loan ID - R1D1320040	0.000	01-12-28	3,597	2,508
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	877	611
Capital Asset Management, Loan ID - R1D1320523	14.875	09-23-25	3,279	2,286
Capital Asset Management, Loan ID - R1D1320554	0.000	06-12-28	3,391	2,364
Capital Asset Management, Loan ID - R1D1320600	0.000	01-19-30	4,521	3,152
Capital Asset Management, Loan ID - R1D1320611	0.000	06-18-53	12,598	8,783
Capital Asset Management, Loan ID - R1D1320655	0.000	03-21-26	1,842	1,284
Capital Asset Management, Loan ID - R1D1320758 (H)	0.000	12-15-34	5,597	3,902
Capital Asset Management, Loan ID - R1D1320769	0.000	07-28-30	5,000	3,486
Capital Asset Management, Loan ID - R1D1320882	0.001	10-15-27	4,461	3,110
Capital Asset Management, Loan ID - R1D1329809	0.000	02-20-28	2,352	1,640
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	21

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1330294	11.000	12-01-24	2,028	$1,414
Capital Asset Management, Loan ID - R1D1330308	0.000	11-01-37	17,413	12,140
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	9,930	6,924
Capital Asset Management, Loan ID - R1D1330858	16.000	07-01-36	60,889	42,452
Capital Asset Management, Loan ID - R1D1331024 (H)	12.389	01-15-23	14,346	10,002
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	19,840	13,832
Capital Asset Management, Loan ID - R1D1331710 (G)	0.000	11-01-35	31,231	21,774
Capital Asset Management, Loan ID - R1D1331723	5.000	10-01-51	44,403	30,958
Capital Asset Management, Loan ID - R1D1332032	0.000	08-01-35	11,736	8,182
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	13,876	9,674
Capital Asset Management, Loan ID - R1D1332371	0.000	08-01-38	27,904	19,455
Capital Asset Management, Loan ID - R1D1332645	10.000	09-01-31	12,235	8,530
Capital Asset Management, Loan ID - R1D1332898	0.000	03-01-37	23,002	16,037
Capital Asset Management, Loan ID - R1D1332973	10.000	08-01-38	9,729	6,783
Capital Asset Management, Loan ID - R1D1333226	0.000	09-01-25	41,394	28,860
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	12,956	9,033
Capital Asset Management, Loan ID - R1D1333549 (G)	12.990	07-01-20	3,974	2,771
Capital Asset Management, Loan ID - R1D1333604 (G)	0.000	12-01-37	59,485	41,473
Capital Asset Management, Loan ID - R1D1333763 (G)	0.000	08-19-18	58	41
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,761	13,081
Capital Asset Management, Loan ID - R1D1333909 (H)	9.000	11-01-31	32,489	22,651
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	74,506	51,946
Capital Asset Management, Loan ID - R1D1334016	10.000	06-01-36	6,140	4,281
Capital Asset Management, Loan ID - R1D1334151	4.950	11-15-24	569	397
Capital Asset Management, Loan ID - R1D1334290	14.442	08-11-24	16,966	11,829
22	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1334425	0.000	10-01-37	23,507	$16,389
Capital Asset Management, Loan ID - R1D1343795	8.625	06-01-35	6,346	4,425
Capital Asset Management, Loan ID - R1D1343906	0.000	08-01-33	41,972	29,263
Capital Asset Management, Loan ID - R1D1343962	0.000	12-01-32	34,289	23,906
Capital Asset Management, Loan ID - R1D1344031	6.500	05-01-47	73,673	51,365
Capital Asset Management, Loan ID - R1D1344132	6.375	05-01-36	71,360	49,752
Capital Asset Management, Loan ID - R1D1344220	4.000	02-01-48	84,965	59,238
Capital Asset Management, Loan ID - R1D1344325	4.880	03-01-28	6,830	4,762
Capital Asset Management, Loan ID - R1D1346422	0.000	10-01-41	39,919	27,831
Capital Asset Management, Loan ID - R1D1346464	0.000	02-01-28	11,646	8,120
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	37,903	26,426
Capital Asset Management, Loan ID - R1D1346637	0.000	07-01-27	7,316	5,101
Capital Asset Management, Loan ID - R1D1346756	3.250	06-25-26	3,842	2,678
Capital Asset Management, Loan ID - R1D1347209	4.875	05-28-31	94,469	65,864
Capital Asset Management, Loan ID - R1D1347245	0.000	09-19-27	20,371	14,203
Capital Asset Management, Loan ID - R1D1347265	0.000	09-01-47	112,432	78,388
Capital Asset Management, Loan ID - R1D1347290 (G)	0.000	08-28-45	40,566	28,283
Capital Asset Management, Loan ID - R1D1347456	5.000	06-12-36	179,224	124,955
Capital Asset Management, Loan ID - R1D1347704	7.250	08-22-31	1,082	754
Capital Asset Management, Loan ID - R1D1347760	0.000	04-15-49	49,734	34,675
Capital Asset Management, Loan ID - R1D1372678	14.726	11-15-24	12,362	8,619
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,647	3,240
Capital Asset Management, Loan ID - R1D1373064 (G)	14.090	03-01-23	4,472	3,118
Capital Asset Management, Loan ID - R1D1373109	14.300	01-01-35	13,696	9,549
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	5,420	3,779
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	23

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1373352	10.720	12-01-28	12,446	$8,677
Capital Asset Management, Loan ID - R1D1373527	5.000	10-01-24	5,533	3,858
Capital Asset Management, Loan ID - R1D1374120 (G)	13.249	06-01-21	336	234
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	10,545	7,352
Capital Asset Management, Loan ID - R1D1374845	14.442	02-01-27	8,377	5,841
Capital Asset Management, Loan ID - R1D1374951	4.000	04-26-32	11,246	7,841
Capital Asset Management, Loan ID - R1D1375028	14.350	06-01-29	11,881	8,284
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	6,106	4,257
Capital Asset Management, Loan ID - R1D1377352	14.310	07-01-27	10,914	7,609
Capital Asset Management, Loan ID - R1D1377633 (H)	8.556	01-01-29	6,738	4,698
Capital Asset Management, Loan ID - R1D1377868 (H)	14.730	03-03-24	5,681	3,961
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	7,058	4,921
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	7,870	5,487
Capital Asset Management, Loan ID - R1D1378049 (G)	11.004	07-01-19	7,256	5,059
Capital Asset Management, Loan ID - R1D1378988	13.961	05-01-24	3,721	2,594
Capital Asset Management, Loan ID - R1D1379024	14.442	05-01-24	6,212	4,331
Capital Asset Management, Loan ID - R1D1379215	10.692	04-01-32	12,407	8,650
Capital Asset Management, Loan ID - R1D1379345 (H)	14.069	07-01-24	13,038	9,090
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	8,277	5,770
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	6,194	4,318
Capital Asset Management, Loan ID - R1D1381089	14.290	01-01-27	8,305	5,790
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	5,945
Capital Asset Management, Loan ID - R1D1382688	10.480	10-01-28	5,135	3,580
Capital Asset Management, Loan ID - R1D1383326	11.450	08-01-30	9,258	6,455
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	8,272	5,767
24	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	10,321	$7,196
Capital Asset Management, Loan ID - R1D1384406 (H)	14.148	07-01-23	9,112	6,353
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	9,717	6,774
Capital Asset Management, Loan ID - R1D1385696	13.400	11-01-40	8,818	6,148
Capital Asset Management, Loan ID - R1D1385744	13.340	12-22-31	11,720	8,171
Capital Asset Management, Loan ID - R1D1385799	11.100	09-01-31	17,998	12,548
Capital Asset Management, Loan ID - R1D1386024 (H)	8.688	05-01-28	6,613	4,610
Capital Asset Management, Loan ID - R1D1386273	9.960	11-01-28	8,516	5,937
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	08-01-25	3,822	2,664
Capital Asset Management, Loan ID - R1D1386617	14.140	05-15-29	9,466	6,600
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	12,815	8,935
Capital Asset Management, Loan ID - R1D1387438	12.996	04-01-27	7,146	4,982
Capital Asset Management, Loan ID - R1D1387610	13.656	09-23-32	13,692	9,546
Capital Asset Management, Loan ID - R1D1388178	12.000	06-01-25	5,454	3,803
Capital Asset Management, Loan ID - R1D1388286	6.996	01-01-31	15,116	10,539
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	14,046	9,793
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,883	18,046
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	8,809	6,142
Capital Asset Management, Loan ID - R1D1388910	7.000	01-01-29	9,605	6,696
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	14,688	10,240
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	6,843	4,771
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	7,849	5,472
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	1,033	720
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,597	7,388
Capital Asset Management, Loan ID - R1D1391842 (H)	13.970	06-28-35	14,995	10,454
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	25

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1392359	6.000	05-01-31	8,197	$5,715
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	5,943
Capital Asset Management, Loan ID - R1D1392492	9.000	05-01-61	18,632	12,990
Capital Asset Management, Loan ID - R1D1392795 (G)	5.000	11-01-21	5,716	3,985
Capital Asset Management, Loan ID - R1D1392980 (G)	0.000	09-01-25	6,998	4,879
Capital Asset Management, Loan ID - R1D1393130 (G)	4.000	02-01-29	9,009	6,281
Capital Asset Management, Loan ID - R1D1394137	14.070	02-28-34	9,326	6,502
Capital Asset Management, Loan ID - R1D1394164	14.707	02-01-27	10,424	7,267
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	7,261	5,062
Capital Asset Management, Loan ID - R1D1394335	6.996	08-01-31	9,759	6,804
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	11,279	7,864
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	9,624	6,710
Capital Asset Management, Loan ID - R1D1395284	14.840	04-01-37	6,964	4,856
Capital Asset Management, Loan ID - R1D1395613 (G)	14.810	02-01-23	14,939	10,416
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	2,114	1,474
Capital Asset Management, Loan ID - R1D1400833	9.000	07-01-31	32,531	22,680
Capital Asset Management, Loan ID - R1D1401070	5.000	06-01-25	51,667	36,022
Capital Asset Management, Loan ID - R1D1401643	10.000	05-01-36	79,778	55,621
Capital Asset Management, Loan ID - R1D1402424	11.000	10-01-31	14,423	10,056
Capital Asset Management, Loan ID - R1D1402439	9.000	10-01-41	53,484	37,289
Capital Asset Management, Loan ID - R1D1403559	0.000	04-29-30	5,297	3,693
Capital Asset Management, Loan ID - R1D1404136	0.000	06-01-37	19,702	13,736
Capital Asset Management, Loan ID - R1D1404279	0.000	11-17-37	28,530	19,891
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,190	16,865
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	17,741	12,369
26	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1405209	0.000	08-06-37	49,396	$34,439
Capital Asset Management, Loan ID - R1D1405315	0.000	11-01-36	11,989	8,359
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	16,869	11,761
Capital Asset Management, Loan ID - R1D1405485 (H)	8.000	02-01-32	36,078	25,154
Capital Asset Management, Loan ID - R1D1406200 (G)	6.000	04-01-29	66,615	46,444
Capital Asset Management, Loan ID - R1D1406329 (G)	7.000	04-01-35	60,782	42,377
Capital Asset Management, Loan ID - R1D1407533	0.000	03-26-37	88,222	61,509
Capital Asset Management, Loan ID - R1D1407869	0.000	08-30-28	3,738	2,606
Capital Asset Management, Loan ID - R1D1408372	0.000	07-26-30	8,162	5,691
Capital Asset Management, Loan ID - R1D1409498	9.000	12-01-39	59,363	41,388
Capital Asset Management, Loan ID - R1D1409506	9.000	10-01-36	37,435	26,099
Capital Asset Management, Loan ID - R1D1409607	7.000	09-01-26	8,268	5,764
Capital Asset Management, Loan ID - R1D1410621	10.000	11-30-37	170,046	118,556
Capital Asset Management, Loan ID - R1D1493873 (H)	6.750	08-20-29	96,719	67,433
Capital Asset Management, Loan ID - R1D1493895	6.500	11-20-33	52,365	36,509
Capital Asset Management, Loan ID - R1D1494672	5.000	01-01-40	21,262	14,824
Capital Asset Management, Loan ID - R1D1495224	0.000	09-01-30	168,405	117,412
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	1,138	793
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	1,531	1,068
Capital Asset Management, Loan ID - R1D1526783 (H)	6.750	03-01-32	29,061	20,262
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	361,508	252,043
Capital Asset Management, Loan ID - R1D1582022	3.125	05-01-30	31,289	21,815
Capital Asset Management, Loan ID - R1D1582110	3.000	07-23-28	11,598	8,086
Capital Asset Management, Loan ID - R1D1582190 (G)	2.000	06-01-28	12,703	8,856
Capital Asset Management, Loan ID - R1D1582271 (G)	7.000	10-01-28	19,312	13,464
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	27

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1582336	14.500	09-26-28	7,060	$4,922
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	76,380	53,252
Capital Asset Management, Loan ID - R1D1582473	13.250	11-26-28	8,638	6,023
Capital Asset Management, Loan ID - R1D1582572	5.000	02-01-29	3,691	2,574
Capital Asset Management, Loan ID - R1D1582660	9.990	03-01-25	1,896	1,322
Capital Asset Management, Loan ID - R1D1582688 (H)	6.750	02-01-30	15,939	11,112
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	13,643	9,512
Capital Asset Management, Loan ID - R1D1582910	14.000	07-19-29	15,092	10,522
Capital Asset Management, Loan ID - R1D1583003	14.125	07-26-29	9,303	6,486
Capital Asset Management, Loan ID - R1D1583072	12.400	08-18-29	38,011	26,501
Capital Asset Management, Loan ID - R1D1583115	12.990	09-01-29	22,273	15,528
Capital Asset Management, Loan ID - R1D1583160	14.500	10-01-29	14,036	9,786
Capital Asset Management, Loan ID - R1D1583173	12.125	09-14-29	30,425	21,213
Capital Asset Management, Loan ID - R1D1583207 (H)	5.000	10-01-31	28,047	19,554
Capital Asset Management, Loan ID - R1D1583243	5.000	01-01-25	1,565	1,091
Capital Asset Management, Loan ID - R1D1583263 (H)	7.625	08-22-34	48,116	33,546
Capital Asset Management, Loan ID - R1D1583276	4.000	04-01-31	23,840	16,621
Capital Asset Management, Loan ID - R1D1583331	4.000	06-01-27	12,817	8,936
Capital Asset Management, Loan ID - R1D1583357	6.500	06-01-28	10,783	7,518
Capital Asset Management, Loan ID - R1D1583368	4.000	01-01-31	9,589	6,685
Capital Asset Management, Loan ID - R1D1583454 (H)	5.000	02-28-35	27,675	19,295
Capital Asset Management, Loan ID - R1D1583654	5.000	05-01-35	19,738	13,761
Capital Asset Management, Loan ID - R1D1583726	3.000	09-03-35	14,504	10,112
Capital Asset Management, Loan ID - R1D1583836	11.750	06-27-30	26,007	18,132
Capital Asset Management, Loan ID - R1D1583852	5.000	05-01-36	26,192	18,261
28	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1583960	5.000	03-01-35	12,406	$8,649
Capital Asset Management, Loan ID - R1D1584039	13.350	08-04-25	6,284	4,381
Capital Asset Management, Loan ID - R1D1584055	10.950	09-01-25	9,030	6,296
Capital Asset Management, Loan ID - R1D1584390	6.000	12-01-30	9,035	6,299
Capital Asset Management, Loan ID - R1D1584462 (G)	5.000	09-01-29	15,935	11,110
Capital Asset Management, Loan ID - R1D1584480	5.875	06-01-25	6,026	4,202
Capital Asset Management, Loan ID - R1D1584516	8.000	07-01-32	47,413	33,056
Capital Asset Management, Loan ID - R1D1584589	13.900	05-25-30	29,778	20,761
Capital Asset Management, Loan ID - R1D1584642	13.700	05-20-30	10,278	7,166
Capital Asset Management, Loan ID - R1D1584662	5.000	12-09-35	22,998	16,034
Capital Asset Management, Loan ID - R1D1584697	4.875	02-01-36	25,337	17,665
Capital Asset Management, Loan ID - R1D1584709 (G)	2.000	02-01-31	9,961	6,945
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	23,775	16,576
Capital Asset Management, Loan ID - R1D1584783	10.975	03-01-26	5,048	3,519
Capital Asset Management, Loan ID - R1D1584804	11.700	02-24-31	55,077	38,399
Capital Asset Management, Loan ID - R1D1584828	12.375	04-01-31	19,287	13,447
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	23,471	16,364
Capital Asset Management, Loan ID - R1D1584860	12.250	04-01-31	20,013	13,953
Capital Asset Management, Loan ID - R1D1584895 (H)	14.125	05-01-26	15,142	10,557
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,713
Capital Asset Management, Loan ID - R1D1585124	5.000	12-01-24	584	407
Capital Asset Management, Loan ID - R1D1585269	14.625	05-17-24	315	219
Capital Asset Management, Loan ID - R1D1585322	5.000	07-08-29	4,031	2,810
Capital Asset Management, Loan ID - R1D1585429	5.000	08-06-29	11,027	7,688
Capital Asset Management, Loan ID - R1D1585515	5.000	08-13-24	481	335
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	29

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1585528	12.999	08-26-24	1,571	$1,095
Capital Asset Management, Loan ID - R1D1585674	5.000	09-28-24	486	339
Capital Asset Management, Loan ID - R1D1585708	15.125	09-14-24	952	664
Capital Asset Management, Loan ID - R1D1585719	5.000	11-16-29	10,122	7,057
Capital Asset Management, Loan ID - R1D1585737	5.000	01-23-28	7,109	4,957
PPR Capital Management, Loan ID - R1D51210010011	6.400	11-01-51	79,891	52,249
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	47,508	31,070
PPR Capital Management, Loan ID - R1D51303031067	6.500	08-01-27	1,218	797
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	154,314	100,921
PPR Capital Management, Loan ID - R1D51403030038	7.000	08-01-46	131,628	86,084
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	60,027	39,258
PPR Capital Management, Loan ID - R1D51403030352 (G)	9.150	11-01-35	50,839	33,249
PPR Capital Management, Loan ID - R1D51403030422	9.250	11-01-49	58,065	37,975
PPR Capital Management, Loan ID - R1D51403030461	9.500	03-01-49	65,665	42,945
PPR Capital Management, Loan ID - R1D51403030510	8.500	06-21-46	51,282	33,539
PPR Capital Management, Loan ID - R1D51403030942	9.900	02-04-27	11,538	7,546
PPR Capital Management, Loan ID - R1D51403030948	9.900	05-22-38	23,064	15,084
PPR Capital Management, Loan ID - R1D51403031082	7.000	05-01-36	12,169	7,958
PPR Capital Management, Loan ID - R1D51404010015	9.500	03-01-51	1,215	795
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	10,538	6,892
PPR Capital Management, Loan ID - R1D51506010018	5.000	02-01-26	2,921	1,910
PPR Capital Management, Loan ID - R1D51506010033	5.000	09-14-31	5,288	3,458
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	69,650	45,551
PPR Capital Management, Loan ID - R1D51506010151	9.000	06-07-48	64,654	42,283
PPR Capital Management, Loan ID - R1D51506010316	12.990	05-03-24	1,246	815
30	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51506010413	9.750	10-01-46	99,994	$65,396
PPR Capital Management, Loan ID - R1D51506010435	8.500	11-01-30	44,766	29,277
PPR Capital Management, Loan ID - R1D51506010441	5.125	07-01-46	29,251	19,130
PPR Capital Management, Loan ID - R1D51506010444 (G)	9.500	01-01-52	52,071	34,054
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,928	15,649
PPR Capital Management, Loan ID - R1D51506010495	5.000	12-01-48	42,226	27,616
PPR Capital Management, Loan ID - R1D51506010543	4.750	02-20-33	13,407	8,768
PPR Capital Management, Loan ID - R1D51506010577	3.000	05-20-33	8,431	5,514
PPR Capital Management, Loan ID - R1D51506010671	9.750	08-01-31	13,219	8,645
PPR Capital Management, Loan ID - R1D51506010697	9.125	08-20-36	46,908	30,678
PPR Capital Management, Loan ID - R1D51506010718	5.500	05-20-49	65,212	42,649
PPR Capital Management, Loan ID - R1D51506010756 (G)	4.800	09-01-25	1,488	973
PPR Capital Management, Loan ID - R1D51506010853	5.000	07-01-34	30,583	20,001
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,790
PPR Capital Management, Loan ID - R1D51509020003	8.990	01-01-45	84,495	55,260
PPR Capital Management, Loan ID - R1D51603030008	9.500	01-01-53	113,824	74,441
PPR Capital Management, Loan ID - R1D51605010212 (G)	7.250	06-01-31	24,887	16,276
PPR Capital Management, Loan ID - R1D51611010028	6.125	11-01-44	56,784	37,137
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	29,084	19,021
PPR Capital Management, Loan ID - R1D51611010064	5.000	11-01-39	35,507	23,221
PPR Capital Management, Loan ID - R1D51611010139	5.000	03-20-47	37,399	24,459
PPR Capital Management, Loan ID - R1D51611010152	7.625	10-01-29	19,808	12,954
PPR Capital Management, Loan ID - R1D51703010026	8.000	04-20-39	56,337	36,844
PPR Capital Management, Loan ID - R1D51710010057	4.000	12-01-50	81,235	53,127
PPR Capital Management, Loan ID - R1D51712010002	8.500	04-20-48	63,052	41,236
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	31

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51712010021	9.000	03-20-49	69,802	$45,651
PPR Capital Management, Loan ID - R1D51712010026 (G)	9.750	07-25-30	5,120	3,348
PPR Capital Management, Loan ID - R1D51712010108	4.375	10-01-44	98,471	64,400
PPR Capital Management, Loan ID - R1D51712010113	6.000	09-01-49	142,771	93,372
PPR Capital Management, Loan ID - R1D51712020037	9.000	11-01-48	47,811	31,268
PPR Capital Management, Loan ID - R1D51712020048	7.900	06-25-26	3,723	2,435
PPR Capital Management, Loan ID - R1D51801010003	13.300	10-01-36	20,247	13,241
PPR Capital Management, Loan ID - R1D51801010058	9.000	11-01-45	105,399	68,931
PPR Capital Management, Loan ID - R1D51803020001	9.900	08-01-26	10,647	6,963
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	39,333	25,724
PPR Capital Management, Loan ID - R1D51808020323	14.096	07-06-32	70,813	46,312
PPR Capital Management, Loan ID - R1D51808020326	9.500	08-01-49	82,196	53,756
PPR Capital Management, Loan ID - R1D51808020692	5.000	09-01-42	49,496	32,370
PPR Capital Management, Loan ID - R1D51808040011	9.750	08-01-51	32,275	21,108
PPR Capital Management, Loan ID - R1D51808040019 (G)	13.980	01-13-20	9,365	6,125
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,921	12,375
PPR Capital Management, Loan ID - R1D51810020005	8.000	11-01-51	97,357	63,672
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	72,658	47,518
PPR Capital Management, Loan ID - R1D51812030096 (G)	13.500	07-01-36	27,144	17,752
PPR Capital Management, Loan ID - R1D51812030151	9.500	08-01-53	201,523	131,796
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	119,179	77,943
PPR Capital Management, Loan ID - R1D51903040001	5.000	05-01-42	41,113	26,888
PPR Capital Management, Loan ID - R1D51903040003	5.000	01-01-30	18,011	11,779
PPR Capital Management, Loan ID - R1D51903040025	12.400	09-01-36	103,782	67,873
PPR Capital Management, Loan ID - R1D51903040048 (G)	7.000	02-01-51	29,018	18,978
32	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51903040069	4.000	08-01-50	79,322	$51,877
PPR Capital Management, Loan ID - R1D51903040178	8.370	03-01-38	118,414	77,443
PPR Capital Management, Loan ID - R1D51903040179	7.990	03-01-37	128,972	84,348
PPR Capital Management, Loan ID - R1D51903040190	6.000	12-01-50	50,021	32,714
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	80,279	52,503
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,650	54,053
PPR Capital Management, Loan ID - R1D51903040273	4.000	04-01-49	50,214	32,840
PPR Capital Management, Loan ID - R1D51903040338	9.000	12-01-36	50,204	32,833
PPR Capital Management, Loan ID - R1D51904010040	6.250	09-01-51	124,600	81,489
PPR Capital Management, Loan ID - R1D51904010072	9.500	02-01-53	81,391	53,230
PPR Capital Management, Loan ID - R1D51906030006	6.000	01-15-49	126,391	82,660
PPR Capital Management, Loan ID - R1D51906030013	6.000	03-30-49	56,683	37,071
PPR Capital Management, Loan ID - R1D51906030026	7.000	05-15-49	77,395	50,617
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	216,635	141,679
PPR Capital Management, Loan ID - R1D51906030040	7.000	06-15-48	22,847	14,942
PPR Capital Management, Loan ID - R1D51907250006	7.000	06-15-49	113,372	74,145
PPR Capital Management, Loan ID - R1D51908280001	7.000	08-01-49	176,238	115,259
PPR Capital Management, Loan ID - R1D51910280002	7.000	09-01-49	36,985	24,188
PPR Capital Management, Loan ID - R1D51910280003	7.000	09-01-49	54,191	35,441
PPR Capital Management, Loan ID - R1D52006170003	6.500	07-01-29	11,166	7,302
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	21,596	14,124
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	99,084	64,801
JH Residential Whole Loan Trust II (E)(F) 7.6%				12,401,517
Achieve, Loan ID - R21032529806	14.000	07-01-33	22,813	23,301
Achieve, Loan ID - R21032915287	11.750	10-01-38	56,338	57,544
Achieve, Loan ID - R21032915397	13.250	10-01-33	49,391	50,448
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	33

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032915410	14.500	10-01-38	35,593	$36,355
Achieve, Loan ID - R21032915436	13.500	10-01-38	23,466	23,968
Achieve, Loan ID - R21032915481	13.500	10-01-33	29,521	30,153
Achieve, Loan ID - R21032915517	15.000	10-01-38	29,476	30,107
Achieve, Loan ID - R21032915588	11.750	10-01-33	41,228	42,110
Achieve, Loan ID - R21032915630	14.000	10-01-38	64,107	65,479
Achieve, Loan ID - R21032915669	10.000	10-01-33	48,510	49,548
Achieve, Loan ID - R21032915724	13.250	10-01-33	39,649	40,498
Achieve, Loan ID - R21032915782	13.500	10-01-33	38,973	39,807
Achieve, Loan ID - R21032915834	13.750	10-01-33	33,264	33,976
Achieve, Loan ID - R21032916697	10.000	10-01-38	102,980	105,183
Achieve, Loan ID - R21032916707	10.000	10-01-38	79,843	81,552
Achieve, Loan ID - R21032916710	10.000	10-01-38	54,391	55,555
Achieve, Loan ID - R21032916736	12.250	10-01-33	64,431	65,809
Achieve, Loan ID - R21032916781	13.250	10-01-33	17,355	17,727
Achieve, Loan ID - R21032916804	13.750	10-01-33	48,875	49,920
Achieve, Loan ID - R21032916862	14.000	10-01-38	43,688	44,623
Achieve, Loan ID - R21032916875	14.250	10-01-33	25,836	26,389
Achieve, Loan ID - R21032916927	15.000	10-01-38	26,327	26,891
Achieve, Loan ID - R21032927686	15.000	10-01-38	18,333	18,725
Achieve, Loan ID - R21032927709	15.000	10-01-38	31,261	31,929
Achieve, Loan ID - R21032927770	13.750	10-01-33	40,881	41,755
Achieve, Loan ID - R21032927819	14.250	10-01-33	18,501	18,897
Achieve, Loan ID - R21032927835	14.250	10-01-33	78,390	80,068
Achieve, Loan ID - R21032927864	14.250	10-01-33	43,334	44,261
Achieve, Loan ID - R21032927903	15.250	10-01-33	22,703	23,189
Achieve, Loan ID - R21032927929	14.250	10-01-33	66,211	67,628
Achieve, Loan ID - R21032927945	13.250	10-01-33	45,052	46,016
Achieve, Loan ID - R21032927958	13.750	10-01-33	33,876	34,601
Achieve, Loan ID - R21032927974	14.250	10-01-33	105,082	107,331
Achieve, Loan ID - R21032927987	10.750	10-01-33	39,135	39,972
Achieve, Loan ID - R21032927990	15.000	10-01-38	21,479	21,939
Achieve, Loan ID - R21032928025	12.500	10-01-33	60,362	61,654
Achieve, Loan ID - R21032928038	12.500	10-01-38	74,629	76,226
Achieve, Loan ID - R21032928054	13.500	10-01-33	59,172	60,438
Achieve, Loan ID - R21032928070	14.500	10-01-38	123,844	126,494
Achieve, Loan ID - R21032928083	14.500	10-01-38	60,694	61,993
Achieve, Loan ID - R21032928106	14.500	10-01-38	121,396	123,994
Achieve, Loan ID - R21032928135	11.750	10-01-33	42,764	43,679
Achieve, Loan ID - R21032928177	13.250	10-01-33	42,135	43,037
Achieve, Loan ID - R21032928203	12.125	10-01-33	58,239	59,485
Achieve, Loan ID - R21032928232	12.250	10-01-33	34,711	35,454
Achieve, Loan ID - R21032928258	13.750	10-01-33	85,800	87,636
Achieve, Loan ID - R21032928261	15.000	10-01-38	88,618	90,514
34	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032928287	13.250	10-01-33	70,981	$72,499
Achieve, Loan ID - R21032928290	13.500	10-01-33	31,096	31,762
Achieve, Loan ID - R21032928339	15.000	10-01-33	26,841	27,415
Achieve, Loan ID - R21032928397	10.000	10-01-33	48,339	49,374
Achieve, Loan ID - R21032928410	13.250	10-01-33	47,484	48,500
Achieve, Loan ID - R21032928481	13.750	10-01-33	37,819	38,628
Achieve, Loan ID - R21032928517	15.000	10-01-38	64,340	65,716
Achieve, Loan ID - R21032930291	14.250	10-01-33	32,836	33,539
Achieve, Loan ID - R21032930327	13.250	10-01-33	21,830	22,297
Achieve, Loan ID - R21032930330	13.750	10-01-33	25,191	25,730
Achieve, Loan ID - R21032930343	13.750	10-01-33	57,049	58,270
Achieve, Loan ID - R21032930356	14.250	10-01-33	38,819	39,650
Achieve, Loan ID - R21032930369	14.250	10-01-33	26,125	26,684
Achieve, Loan ID - R21032930385	14.500	10-01-38	51,560	52,664
Achieve, Loan ID - R21032930398	14.500	10-01-38	49,697	50,760
Achieve, Loan ID - R21032930453	10.000	10-01-38	93,718	95,723
Achieve, Loan ID - R21032930482	13.750	10-01-33	32,975	33,681
Achieve, Loan ID - R21032930576	13.500	10-01-38	49,102	50,153
Achieve, Loan ID - R21032930589	14.250	10-01-33	29,674	30,309
Achieve, Loan ID - R21032930592	15.000	10-01-33	46,654	47,652
Achieve, Loan ID - R21032957193	13.750	10-01-33	82,060	83,816
Achieve, Loan ID - R21032957216	15.000	10-01-33	53,793	54,945
Achieve, Loan ID - R21032957229	10.250	10-01-33	92,157	94,129
Achieve, Loan ID - R21032957232	10.250	10-01-33	42,216	43,120
Achieve, Loan ID - R21032957245	10.250	10-01-33	19,720	20,142
Achieve, Loan ID - R21032957290	12.250	10-01-33	25,033	25,569
Achieve, Loan ID - R21032957326	12.250	10-01-33	44,051	44,994
Achieve, Loan ID - R21032957355	12.750	10-01-33	58,335	59,584
Achieve, Loan ID - R21032957407	13.250	10-01-33	142,731	145,786
Achieve, Loan ID - R21032957436	13.250	10-01-33	24,128	24,645
Achieve, Loan ID - R21032957449	13.250	10-01-33	71,023	72,543
Achieve, Loan ID - R21032957452	13.250	10-01-33	55,343	56,527
Achieve, Loan ID - R21032957517	13.750	10-01-33	40,746	41,618
Achieve, Loan ID - R21032957533	13.750	10-01-33	35,859	36,627
Achieve, Loan ID - R21032957559	13.750	10-01-33	26,753	27,325
Achieve, Loan ID - R21032957588	13.750	10-01-33	19,519	19,937
Achieve, Loan ID - R21032957708	14.250	10-01-33	42,353	43,259
Achieve, Loan ID - R21032957753	15.125	10-01-38	40,611	41,480
Achieve, Loan ID - R21032957766	15.000	10-01-33	38,577	39,403
Achieve, Loan ID - R21032957782	15.000	10-01-38	123,253	125,890
Achieve, Loan ID - R21032957818	14.250	10-01-33	48,135	49,165
Achieve, Loan ID - R21032957821	14.250	10-01-33	29,630	30,264
Achieve, Loan ID - R21032957889	12.750	10-01-33	76,004	77,631
Achieve, Loan ID - R21032957892	13.750	10-01-33	33,312	34,024
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	35

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032957902	13.750	10-01-33	27,582	$28,172
Achieve, Loan ID - R21032957915	12.250	10-01-33	47,378	48,392
Achieve, Loan ID - R21032957957	14.250	10-01-33	26,274	26,836
Achieve, Loan ID - R21032957973	12.750	10-01-33	147,430	150,585
Achieve, Loan ID - R21032958024	15.000	10-01-33	24,986	25,520
Achieve, Loan ID - R21032958037	15.000	10-01-33	63,987	65,356
Achieve, Loan ID - R21032958053	10.000	10-01-38	65,818	67,226
Achieve, Loan ID - R21032958066	10.000	10-01-33	58,310	59,558
Achieve, Loan ID - R21032958134	15.000	10-01-38	48,049	49,077
Achieve, Loan ID - R21032958176	15.000	10-01-33	41,498	42,386
Achieve, Loan ID - R21032958189	15.000	10-01-38	44,126	45,071
Achieve, Loan ID - R21032958215	12.500	10-01-33	18,439	18,834
Achieve, Loan ID - R21032958257	14.500	10-01-38	19,121	19,530
Achieve, Loan ID - R21032973892	13.250	10-01-33	58,121	59,365
Achieve, Loan ID - R21032973931	11.500	10-01-38	31,410	32,082
Achieve, Loan ID - R21032973999	15.000	10-01-38	50,830	51,918
Achieve, Loan ID - R21032974024	13.000	10-01-38	83,070	84,848
Achieve, Loan ID - R21032974079	13.500	10-01-38	29,560	30,192
Achieve, Loan ID - R21032974105	13.500	10-01-38	38,889	39,721
Achieve, Loan ID - R21032974118	12.250	10-01-33	38,055	38,869
Achieve, Loan ID - R21032974147	12.250	10-01-33	89,182	91,091
Achieve, Loan ID - R21032974192	13.750	10-01-33	72,211	73,756
Achieve, Loan ID - R21032974202 (H)	15.250	10-01-33	41,487	42,375
Achieve, Loan ID - R21032974228	13.250	10-01-33	32,552	33,249
Achieve, Loan ID - R21032974273	14.500	10-01-38	90,159	92,088
Achieve, Loan ID - R21032974299	15.000	10-01-38	41,843	42,738
Achieve, Loan ID - R21032974309	13.500	10-01-38	48,808	49,852
Achieve, Loan ID - R21032974325	12.250	10-01-33	120,517	123,096
Achieve, Loan ID - R21032974354	15.000	10-01-33	45,268	46,237
Achieve, Loan ID - R21032974367	13.750	10-01-33	42,830	43,746
Achieve, Loan ID - R21032974370	14.250	10-01-33	49,428	50,486
Achieve, Loan ID - R21032974383	12.500	10-01-33	22,905	23,395
Achieve, Loan ID - R21032974396	12.500	10-01-38	41,925	42,822
Achieve, Loan ID - R21032974406	12.500	10-01-33	78,498	80,178
Achieve, Loan ID - R21032974464	13.500	10-01-38	52,692	53,820
Achieve, Loan ID - R21032974516	13.750	10-01-33	98,640	100,751
Achieve, Loan ID - R21032974545	15.000	10-01-33	38,289	39,108
Achieve, Loan ID - R21032974587	15.000	10-01-38	99,695	101,829
Achieve, Loan ID - R21032974600	12.500	10-01-38	25,526	26,072
Achieve, Loan ID - R21032974613	10.000	10-01-38	96,858	98,931
Achieve, Loan ID - R21032974626	10.750	10-01-33	42,027	42,926
Achieve, Loan ID - R21032975379	9.750	11-01-33	70,137	71,638
Achieve, Loan ID - R21032975382	10.000	11-01-33	48,980	50,028
Achieve, Loan ID - R21032975447	12.500	11-01-38	52,731	53,860
36	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032975492	13.250	11-01-33	26,657	$27,227
Achieve, Loan ID - R21032975528	13.250	11-01-33	49,803	50,869
Achieve, Loan ID - R21032975531	13.750	11-01-33	23,319	23,818
Achieve, Loan ID - R21032975560	14.000	11-01-38	48,698	49,741
Achieve, Loan ID - R21032975609	14.500	11-01-38	27,890	28,487
Achieve, Loan ID - R21032975612	14.500	11-01-38	98,133	100,233
Achieve, Loan ID - R21032975625	14.500	11-01-38	55,584	56,773
Achieve, Loan ID - R21032975667	12.250	11-01-33	50,659	51,743
Achieve, Loan ID - R21032975696	15.000	11-01-38	94,611	96,636
Achieve, Loan ID - R21032975706	15.000	11-01-33	55,600	56,790
Achieve, Loan ID - R21032975719	15.000	11-01-33	30,733	31,390
Achieve, Loan ID - R21032975722	15.000	11-01-33	70,134	71,635
Achieve, Loan ID - R21032975735	15.000	11-01-33	74,982	76,587
Achieve, Loan ID - R21032975748	12.500	11-01-38	70,251	71,755
Achieve, Loan ID - R21032975764	15.000	11-01-38	35,907	36,675
Achieve, Loan ID - R21032975777	12.125	11-01-33	34,744	35,488
Achieve, Loan ID - R21032975780	12.750	11-01-33	34,464	35,201
Achieve, Loan ID - R21032975816	13.750	11-01-33	42,282	43,187
Achieve, Loan ID - R21032975845	13.750	11-01-33	46,883	47,887
Achieve, Loan ID - R21032976611	13.750	10-01-33	29,181	29,805
Achieve, Loan ID - R21032976666	13.250	11-01-33	22,656	23,140
Achieve, Loan ID - R21032976750	15.000	11-01-38	67,977	69,432
Achieve, Loan ID - R21032976763	14.500	11-01-38	43,051	43,972
Achieve, Loan ID - R21032976844	14.250	11-01-33	70,730	72,243
Achieve, Loan ID - R21032976860	14.000	11-01-38	46,236	47,225
Achieve, Loan ID - R21032976899	15.000	10-01-38	35,262	36,016
Achieve, Loan ID - R21032976912	12.250	11-01-33	31,625	32,302
Achieve, Loan ID - R21032976925	13.500	11-01-33	39,649	40,497
Achieve, Loan ID - R21034263665	14.000	01-01-39	39,632	39,941
Achieve, Loan ID - R21034263830	13.250	01-01-34	41,356	41,679
Achieve, Loan ID - R21034263953	10.500	01-01-34	31,413	31,658
Achieve, Loan ID - R21034264017	14.250	01-01-34	86,094	86,766
Achieve, Loan ID - R21034264088	12.750	01-01-34	50,907	51,304
Achieve, Loan ID - R21034282772	12.750	01-01-34	47,217	47,586
Achieve, Loan ID - R21034294841	13.250	02-01-34	76,519	77,116
Achieve, Loan ID - R21034294870	12.750	02-01-34	39,800	40,111
Achieve, Loan ID - R21034294906	12.500	02-01-34	36,389	36,673
Achieve, Loan ID - R21034294948	14.500	02-01-39	39,139	39,444
Achieve, Loan ID - R21034294951	14.500	02-01-39	102,690	103,491
Achieve, Loan ID - R21034294980	13.250	02-01-39	74,375	74,955
Achieve, Loan ID - R21034294993	14.500	02-01-39	20,558	20,718
Achieve, Loan ID - R21034295031	11.000	02-01-34	36,504	36,789
Achieve, Loan ID - R21034295125	15.000	02-01-39	17,835	17,974
Achieve, Loan ID - R21034295248	10.250	02-01-34	81,976	82,615
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	37

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034295264	10.750	02-01-34	40,069	$40,381
Achieve, Loan ID - R21034295277	10.750	02-01-34	30,670	30,909
Achieve, Loan ID - R21034295345	12.750	02-01-34	86,798	87,475
Achieve, Loan ID - R21034295358	12.750	02-01-34	29,959	30,193
Achieve, Loan ID - R21034295387	12.750	02-01-34	24,126	24,314
Achieve, Loan ID - R21034295413	12.750	02-01-34	25,128	25,324
Achieve, Loan ID - R21034295455	13.250	02-01-34	22,244	22,417
Achieve, Loan ID - R21034295484	13.750	02-01-34	148,266	149,423
Achieve, Loan ID - R21034295497	13.750	02-01-34	39,834	40,145
Achieve, Loan ID - R21034295523	13.750	02-01-34	25,008	25,203
Achieve, Loan ID - R21034295581	14.250	02-01-34	38,938	39,242
Achieve, Loan ID - R21034295604	14.625	02-01-39	77,828	78,435
Achieve, Loan ID - R21034295617	10.250	02-01-34	31,565	31,811
Achieve, Loan ID - R21034295743	12.750	02-01-34	72,278	72,842
Achieve, Loan ID - R21034295785	14.750	02-01-39	23,915	24,102
Achieve, Loan ID - R21034295808	12.500	02-01-34	79,374	79,993
Achieve, Loan ID - R21034295811	12.750	02-01-34	67,113	67,637
Achieve, Loan ID - R21034295853	13.250	02-01-34	134,450	135,499
Achieve, Loan ID - R21034295866	10.750	02-01-34	73,608	74,182
Achieve, Loan ID - R21034295918	14.500	02-01-34	27,472	27,686
Achieve, Loan ID - R21034401553	13.750	02-01-34	69,833	70,378
Achieve, Loan ID - R21034401647	13.000	02-01-34	36,383	36,667
Achieve, Loan ID - R21034401702	10.750	02-01-34	30,670	30,909
Achieve, Loan ID - R21034401728	13.000	02-01-39	78,687	79,301
Achieve, Loan ID - R21034401760	12.250	02-01-34	51,324	51,725
Achieve, Loan ID - R21034401799	13.750	02-01-39	148,314	149,471
Achieve, Loan ID - R21034401809	10.250	02-01-34	50,464	50,858
Achieve, Loan ID - R21034401841	11.000	02-01-39	55,364	55,795
Achieve, Loan ID - R21034401854	10.250	02-01-34	67,830	68,359
Achieve, Loan ID - R21034401867	11.000	02-01-34	53,124	53,539
Achieve, Loan ID - R21034401951	12.500	02-01-34	32,137	32,388
Achieve, Loan ID - R21034401964	14.250	02-01-34	49,314	49,698
Achieve, Loan ID - R21034401980	13.250	02-01-34	87,030	87,709
Achieve, Loan ID - R21034402002	13.750	02-01-34	130,870	131,891
Achieve, Loan ID - R21034402015	14.250	02-01-34	32,564	32,818
Achieve, Loan ID - R21034402060	13.250	02-01-34	32,069	32,319
Achieve, Loan ID - R21034402099	13.750	02-01-34	28,418	28,639
Achieve, Loan ID - R21034402196	14.250	02-01-34	115,098	115,996
Achieve, Loan ID - R21034402206	13.750	02-01-34	86,489	87,163
Achieve, Loan ID - R21034402219	13.000	02-01-34	148,302	149,459
Achieve, Loan ID - R21034402222	14.750	02-01-39	56,329	56,768
Achieve, Loan ID - R21034402293	12.250	02-01-34	36,590	36,875
Achieve, Loan ID - R21034406875	13.250	02-01-34	108,845	109,694
Achieve, Loan ID - R21034406901	14.750	02-01-34	42,983	43,318
38	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034406930	13.250	02-01-34	36,677	$36,963
Achieve, Loan ID - R21034406998	12.750	02-01-34	67,236	67,760
Achieve, Loan ID - R21034407049	13.250	02-01-34	87,689	88,373
Achieve, Loan ID - R21034410997	13.750	02-01-34	53,475	53,892
Achieve, Loan ID - R21034411417	13.500	02-01-34	45,878	46,236
Achieve, Loan ID - R21034411488	12.000	02-01-39	48,494	48,872
Residential whole loans 0.5%				737,978
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	634,812	253,405
Series 2023-HE2, Class XS IO (A)(F)(J)	0.000	10-25-38	7,053,458	484,573

	Par value^	Value
Profit participating notes 12.8%		$20,918,761
(Cost $20,918,863)
Transportation assets 12.8%		20,918,761
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(K)	20,897,863	20,918,761

	Rate (%)	Maturity date	Par value^	Value
Term loans (L) 11.0%				$17,901,331
(Cost $17,961,106)
Commercial real estate lending 11.0%				17,901,331
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	10.525	08-11-26	4,798,004	4,657,903
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.571	04-11-27	4,397,590	4,388,795
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	10.321	01-11-27	4,545,448	4,509,084

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	10.671	04-11-27	4,351,641	4,345,549
Special purpose vehicles 9.1%				$14,734,083
(Cost $14,795,901)
Industrials 4.2%				6,836,102
JH Liftco LLC (F)(K)			6,845,000	6,836,102
Transportation assets 4.9%				7,897,981
MSN 803 Trust (F)(K)			7,882,217	7,897,981

Consumer loans 6.8%				$11,144,982
(Cost $11,588,776)
JH Consumer Loan Trust (E)(F) 6.8%				11,144,982
Achieve, Loan ID - C13198977	15.490	12-30-26	12,695	12,121
Achieve, Loan ID - C18648251	20.990	12-14-26	22,473	21,457
Achieve, Loan ID - C21301780	17.740	12-15-27	33,161	31,662
Achieve, Loan ID - C22491604	5.990	12-07-24	4,186	3,997
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	39

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C22697841	26.990	02-28-28	43,541	$41,573
Achieve, Loan ID - C22901419	22.990	12-16-27	42,358	40,443
Achieve, Loan ID - C22901867 (H)	24.740	01-20-28	19,914	19,014
Achieve, Loan ID - C22902472	16.740	12-10-26	31,803	30,366
Achieve, Loan ID - C23042033	20.240	01-27-28	15,795	15,081
Achieve, Loan ID - C23253984	14.990	01-15-26	22,301	21,293
Achieve, Loan ID - C23300084	16.490	01-25-27	15,775	15,062
Achieve, Loan ID - C23301086	21.740	02-13-28	20,443	19,519
Achieve, Loan ID - C23500788	8.490	01-15-28	10,787	10,299
Achieve, Loan ID - C23511393	25.490	01-20-26	3,988	3,808
Achieve, Loan ID - C23614192	17.990	12-10-26	18,287	17,461
Achieve, Loan ID - C23614815	5.990	01-27-25	4,586	4,378
Achieve, Loan ID - C23688425	25.990	01-21-27	8,385	8,006
Achieve, Loan ID - C23885575	13.740	01-24-27	18,717	17,871
Achieve, Loan ID - C23902626	23.990	01-23-28	21,658	20,679
Achieve, Loan ID - C23957099	26.990	12-01-27	30,064	28,705
Achieve, Loan ID - C23957226	22.240	12-11-25	26,397	25,204
Achieve, Loan ID - C23964782	26.990	12-10-27	38,490	36,750
Achieve, Loan ID - C23965795	20.990	12-09-24	4,912	4,690
Achieve, Loan ID - C23966505	26.990	02-25-28	19,126	18,261
Achieve, Loan ID - C23983604	17.240	01-23-25	10,547	10,070
Achieve, Loan ID - C23985013	26.990	02-28-28	9,973	9,522
Achieve, Loan ID - C23988868	21.740	12-10-27	19,281	18,409
Achieve, Loan ID - C23991064	16.240	01-14-26	10,008	9,556
Achieve, Loan ID - C23992646	26.990	01-15-28	10,381	9,912
Achieve, Loan ID - C23992707	21.990	12-04-27	41,671	39,787
Achieve, Loan ID - C23993030	17.990	01-27-28	30,407	29,033
Achieve, Loan ID - C23993503	18.740	12-13-27	27,867	26,608
Achieve, Loan ID - C23993537	22.990	12-16-26	30,373	29,001
Achieve, Loan ID - C23993575	19.990	12-02-26	18,616	17,775
Achieve, Loan ID - C23993654	26.240	02-25-28	9,201	8,785
Achieve, Loan ID - C23995817	5.990	12-16-24	2,837	2,709
Achieve, Loan ID - C24002565	26.990	12-10-27	9,054	8,645
Achieve, Loan ID - C24003540	23.990	01-25-26	12,056	11,511
Achieve, Loan ID - C24016122	24.490	01-23-26	15,657	14,949
Achieve, Loan ID - C24053632	25.490	12-11-27	2,034	1,942
Achieve, Loan ID - C24095448	26.990	02-25-28	17,740	16,938
Achieve, Loan ID - C24100561	26.740	12-14-27	16,408	15,666
Achieve, Loan ID - C24111885	25.990	02-25-28	36,728	35,068
Achieve, Loan ID - C24117426	25.490	01-26-26	27,374	26,137
Achieve, Loan ID - C24118254	16.240	01-25-28	41,310	39,443
Achieve, Loan ID - C24119783	26.740	01-20-28	16,717	15,962
Achieve, Loan ID - C24120666	20.490	12-12-27	33,555	32,038
Achieve, Loan ID - C24122905	16.240	01-30-26	19,543	18,660
40	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24152557	24.990	02-27-28	27,617	$26,368
Achieve, Loan ID - C24160824	21.490	01-26-28	12,740	12,164
Achieve, Loan ID - C24166360	26.990	02-27-28	7,973	7,613
Achieve, Loan ID - C24173305	21.490	01-15-27	8,390	8,010
Achieve, Loan ID - C24178392	14.240	01-26-28	22,887	21,853
Achieve, Loan ID - C24219111	13.740	12-14-26	37,417	35,726
Achieve, Loan ID - C24220083 (H)	25.740	02-27-28	27,278	26,045
Achieve, Loan ID - C24221058	25.490	01-21-26	11,810	11,276
Achieve, Loan ID - C24222725	20.990	12-16-26	4,324	4,129
Achieve, Loan ID - C24223658	8.740	12-14-25	24,569	23,459
Achieve, Loan ID - C24225924 (H)	25.490	01-18-26	12,619	12,049
Achieve, Loan ID - C24226452	18.740	01-29-27	11,200	10,694
Achieve, Loan ID - C24228404	19.740	01-27-27	23,841	22,763
Achieve, Loan ID - C24234040	15.490	01-27-28	17,292	16,510
Achieve, Loan ID - C24238978	8.740	02-24-26	21,609	20,632
Achieve, Loan ID - C24240396	18.990	01-20-25	13,003	12,415
Achieve, Loan ID - C24250851	9.240	01-20-26	15,749	15,038
Achieve, Loan ID - C24253181	24.990	12-15-25	5,551	5,300
Achieve, Loan ID - C24253285	15.490	01-27-27	37,808	36,099
Achieve, Loan ID - C24255215	25.490	01-29-26	4,806	4,589
Achieve, Loan ID - C24273844	5.990	12-30-24	2,737	2,613
Achieve, Loan ID - C24281913	26.990	02-29-28	33,843	32,313
Achieve, Loan ID - C24284884	26.240	01-20-28	12,895	12,312
Achieve, Loan ID - C24286861	9.240	12-16-25	15,413	14,717
Achieve, Loan ID - C24287807	15.240	01-28-26	20,427	19,504
Achieve, Loan ID - C24304679	22.240	01-29-28	7,446	7,110
Achieve, Loan ID - C24305742	25.240	12-16-26	22,543	21,524
Achieve, Loan ID - C24322154	25.490	12-16-25	7,429	7,093
Achieve, Loan ID - C24328234	24.240	01-29-28	34,417	32,861
Achieve, Loan ID - C24332351	26.490	01-29-27	43,702	41,726
Achieve, Loan ID - C24337568	17.990	01-30-26	20,289	19,372
Achieve, Loan ID - C24347890	26.490	12-16-26	10,087	9,631
Achieve, Loan ID - C24349300	26.990	02-29-28	11,329	10,817
Achieve, Loan ID - C24361791	25.740	02-29-28	34,691	33,123
Achieve, Loan ID - C24363366	24.990	01-29-28	17,604	16,808
Achieve, Loan ID - C24389875	5.990	02-06-25	3,254	3,107
Achieve, Loan ID - C24390487	5.990	02-03-25	3,968	3,789
Achieve, Loan ID - C24616115	25.490	01-30-26	3,115	2,974
Achieve, Loan ID - C24619959	22.240	02-06-28	33,040	31,547
Achieve, Loan ID - C24684691	20.240	02-10-27	7,305	6,975
Achieve, Loan ID - C24692520	21.990	02-06-28	44,054	42,063
Achieve, Loan ID - C24702290	25.490	12-24-27	7,652	7,306
Achieve, Loan ID - C24708215	17.740	02-03-27	16,613	15,862
Achieve, Loan ID - C24737748	16.240	12-28-26	19,707	18,816
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	41

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24770901	18.990	12-25-26	19,442	$18,563
Achieve, Loan ID - C24783767	26.990	03-09-28	10,670	10,188
Achieve, Loan ID - C24785164	20.740	12-25-27	14,967	14,291
Achieve, Loan ID - C24786979	26.990	03-09-28	27,827	26,569
Achieve, Loan ID - C24808124	23.490	02-13-28	20,949	20,002
Achieve, Loan ID - C24808507	18.990	02-02-26	20,935	19,989
Achieve, Loan ID - C24808865	26.990	12-28-27	3,580	3,418
Achieve, Loan ID - C24814257 (H)	26.990	03-10-28	13,540	12,928
Achieve, Loan ID - C24818125	5.990	12-28-24	4,500	4,297
Achieve, Loan ID - C24822591	26.990	01-29-28	3,075	2,936
Achieve, Loan ID - C24832561	5.990	01-30-25	2,320	2,216
Achieve, Loan ID - C24838632	26.990	03-11-28	16,496	15,751
Achieve, Loan ID - C24842245	9.240	12-26-27	10,251	9,787
Achieve, Loan ID - C24889861	26.990	03-12-28	17,601	16,806
Achieve, Loan ID - C24891649	23.490	02-01-27	39,899	38,096
Achieve, Loan ID - C24929161	25.740	03-12-28	17,670	16,871
Achieve, Loan ID - C24931645	21.240	12-30-27	10,204	9,742
Achieve, Loan ID - C24938747	15.990	02-13-26	11,181	10,676
Achieve, Loan ID - C24941009	20.240	02-13-27	10,458	9,986
Achieve, Loan ID - C24941466	26.490	12-30-26	4,417	4,218
Achieve, Loan ID - C31320542	19.990	06-16-28	38,735	36,984
Achieve, Loan ID - C31322342	26.990	06-14-28	11,369	10,855
Achieve, Loan ID - C31323216	5.990	04-30-25	5,538	5,288
Achieve, Loan ID - C31334156	5.990	06-15-25	7,173	6,849
Achieve, Loan ID - C31335950	5.990	06-27-25	7,198	6,872
Achieve, Loan ID - C31336386	26.990	05-11-28	6,940	6,626
Achieve, Loan ID - C31336469	18.990	06-19-27	20,432	19,508
Achieve, Loan ID - C31339468	15.740	05-01-27	13,221	12,624
Achieve, Loan ID - C31346016	18.740	06-28-27	14,016	13,383
Achieve, Loan ID - C31351535	22.990	06-25-27	41,608	39,727
Achieve, Loan ID - C31355554	24.740	06-16-28	9,881	9,434
Achieve, Loan ID - C31358659	20.740	06-12-28	9,458	9,030
Achieve, Loan ID - C31359319	21.740	06-12-28	9,483	9,055
Achieve, Loan ID - C31361837	16.240	06-21-27	19,417	18,540
Achieve, Loan ID - C31363408	26.990	06-15-28	29,148	27,831
Achieve, Loan ID - C31364411	17.740	06-30-27	40,412	38,585
Achieve, Loan ID - C31368567	16.990	06-20-28	44,358	42,353
Achieve, Loan ID - C31369376	19.240	06-13-28	18,827	17,976
Achieve, Loan ID - C31370479	16.490	06-22-26	34,788	33,215
Achieve, Loan ID - C31371254	21.740	06-16-28	13,497	12,887
Achieve, Loan ID - C31375823	24.240	06-18-27	15,569	14,865
Achieve, Loan ID - C31376581	18.990	06-23-28	11,127	10,624
Achieve, Loan ID - C31381175	5.990	06-13-25	7,148	6,825
Achieve, Loan ID - C31384566	26.990	07-26-28	21,340	20,375
42	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31385927 (H)	21.490	06-21-27	10,739	$10,254
Achieve, Loan ID - C31386623	18.740	06-15-27	14,152	13,512
Achieve, Loan ID - C31386911	21.990	06-16-28	33,320	31,814
Achieve, Loan ID - C31388466	20.490	06-13-28	13,409	12,802
Achieve, Loan ID - C31388907	20.740	06-16-27	32,109	30,658
Achieve, Loan ID - C31389230	26.990	06-16-28	9,936	9,487
Achieve, Loan ID - C31389516	20.740	06-13-28	27,575	26,329
Achieve, Loan ID - C31389544	18.240	06-15-26	31,941	30,497
Achieve, Loan ID - C31389701	26.990	07-27-28	19,076	18,214
Achieve, Loan ID - C31390638	19.990	06-16-28	35,765	34,148
Achieve, Loan ID - C31390921	22.490	06-13-27	4,283	4,089
Achieve, Loan ID - C31391121	18.740	06-13-27	23,348	22,293
Achieve, Loan ID - C31391521	26.990	06-14-28	8,306	7,931
Achieve, Loan ID - C31391565	21.990	06-21-28	20,052	19,146
Achieve, Loan ID - C31392604	26.990	06-13-28	9,091	8,680
Achieve, Loan ID - C31393020	26.990	07-27-28	6,413	6,123
Achieve, Loan ID - C31393496	22.740	05-09-27	7,579	7,237
Achieve, Loan ID - C31393575	20.240	06-27-25	22,196	21,193
Achieve, Loan ID - C31394502	5.990	05-10-25	6,592	6,294
Achieve, Loan ID - C31394748	23.990	06-29-27	10,194	9,733
Achieve, Loan ID - C31394895	5.990	06-15-25	7,174	6,849
Achieve, Loan ID - C31395045	22.990	05-01-28	11,735	11,204
Achieve, Loan ID - C31395596	18.740	06-29-25	12,359	11,801
Achieve, Loan ID - C31395796	24.240	07-30-28	15,702	14,992
Achieve, Loan ID - C31396148	21.740	06-30-28	19,982	19,079
Achieve, Loan ID - C31396302	26.990	07-26-28	10,682	10,199
Achieve, Loan ID - C31396322 (H)	25.240	07-27-28	39,360	37,581
Achieve, Loan ID - C31396425	22.740	07-27-28	6,742	6,437
Achieve, Loan ID - C31396534	26.990	07-29-28	13,992	13,360
Achieve, Loan ID - C31396627	22.240	06-16-27	11,535	11,014
Achieve, Loan ID - C31396644	20.740	06-30-28	21,753	20,770
Achieve, Loan ID - C31396913	20.740	06-16-28	27,792	26,536
Achieve, Loan ID - C31396994	5.990	06-16-25	4,784	4,568
Achieve, Loan ID - C31397404	20.740	06-24-26	38,468	36,729
Achieve, Loan ID - C31398640	18.240	06-27-28	44,547	42,533
Achieve, Loan ID - C31399171	22.990	06-29-28	28,951	27,642
Achieve, Loan ID - C31399327 (H)	17.990	07-01-27	44,745	42,722
Achieve, Loan ID - C31401206	19.740	06-15-28	29,300	27,975
Achieve, Loan ID - C31402076	24.240	06-27-26	26,195	25,011
Achieve, Loan ID - C31403150	5.990	06-13-25	7,178	6,854
Achieve, Loan ID - C31404074	14.740	06-25-27	13,356	12,752
Achieve, Loan ID - C31405619	23.740	06-16-28	9,041	8,632
Achieve, Loan ID - C31407785	19.990	06-25-26	16,254	15,520
Achieve, Loan ID - C31413266	19.740	06-14-26	12,441	11,879
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	43

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31415051	14.240	06-16-26	3,194	$3,050
Achieve, Loan ID - C31416188	26.990	06-20-28	18,840	17,988
Achieve, Loan ID - C31417011	14.490	06-25-26	27,171	25,942
Achieve, Loan ID - C31419980	21.740	06-27-28	17,408	16,621
Achieve, Loan ID - C31420248	18.740	06-25-26	9,665	9,228
Achieve, Loan ID - C31421074	22.740	06-23-27	19,050	18,189
Achieve, Loan ID - C31423384	26.990	06-16-28	22,630	21,607
Achieve, Loan ID - C31424651	26.990	06-14-28	9,100	8,689
Achieve, Loan ID - C31425961	21.490	06-25-28	34,565	33,003
Achieve, Loan ID - C31426877	23.490	06-27-28	38,664	36,916
Achieve, Loan ID - C31428410	26.990	07-28-28	16,623	15,871
Achieve, Loan ID - C31433338	16.490	06-16-26	35,284	33,689
Achieve, Loan ID - C31435684	26.990	07-28-28	33,323	31,817
Achieve, Loan ID - C31439606	18.990	06-16-27	18,006	17,192
Achieve, Loan ID - C31440568	19.990	06-15-28	16,648	15,896
Achieve, Loan ID - C31441788	18.740	06-20-26	12,626	12,055
Achieve, Loan ID - C31446756	18.990	06-29-27	12,858	12,277
Achieve, Loan ID - C31449964	19.740	06-16-27	12,548	11,981
Achieve, Loan ID - C31454028	22.990	06-29-28	29,182	27,863
Achieve, Loan ID - C32811890	18.740	11-21-27	40,407	39,728
Achieve, Loan ID - C34505079	18.990	11-20-28	19,103	18,782
Achieve, Loan ID - C34505570	17.240	11-17-26	10,756	10,575
Achieve, Loan ID - C34651006	25.240	10-06-27	9,432	9,274
Achieve, Loan ID - C34665747	23.990	11-16-28	44,097	43,356
Achieve, Loan ID - C34675568	23.240	10-05-28	22,902	22,517
Achieve, Loan ID - C34722397	13.990	11-20-27	12,461	12,252
Achieve, Loan ID - C34739349	25.990	12-19-28	6,344	6,237
Achieve, Loan ID - C34763286	14.490	11-20-26	19,132	18,811
Achieve, Loan ID - C34778675	19.990	10-06-27	18,881	18,564
Achieve, Loan ID - C34779071	15.240	11-20-28	14,738	14,490
Achieve, Loan ID - C34779142	19.740	11-08-25	9,902	9,736
Achieve, Loan ID - C34779309	21.240	11-21-27	14,401	14,159
Achieve, Loan ID - C34779394	5.990	11-10-25	8,081	7,946
Achieve, Loan ID - C34779602	20.240	11-21-28	22,180	21,807
Achieve, Loan ID - C34780174	21.990	11-19-25	10,175	10,004
Achieve, Loan ID - C34780323	5.990	10-01-25	8,028	7,893
Achieve, Loan ID - C34822398	21.240	11-17-27	14,120	13,883
Achieve, Loan ID - C34826356	21.240	11-20-27	27,170	26,714
Achieve, Loan ID - C34859657	25.990	11-18-28	22,630	22,250
Achieve, Loan ID - C34864763 (H)	25.990	11-15-28	19,928	19,594
Achieve, Loan ID - C34868243	24.490	12-20-28	22,372	21,996
Achieve, Loan ID - C34873664	25.990	12-20-28	20,256	19,915
Achieve, Loan ID - C34887555 (H)	14.990	10-06-28	11,708	11,511
Achieve, Loan ID - C34895842	14.240	10-06-26	13,072	12,852
44	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34899068	16.240	11-07-26	20,222	$19,882
Achieve, Loan ID - C34902889	25.990	12-20-28	21,124	20,769
Achieve, Loan ID - C34903520	25.990	11-07-28	15,940	15,672
Achieve, Loan ID - C34903753	13.990	11-10-28	37,624	36,992
Achieve, Loan ID - C34903826	21.740	11-10-27	37,253	36,627
Achieve, Loan ID - C34905741	25.990	12-19-28	14,649	14,403
Achieve, Loan ID - C34910473	24.240	11-20-26	27,224	26,767
Achieve, Loan ID - C34912116	14.740	11-07-28	11,202	11,014
Achieve, Loan ID - C34913209	19.240	11-07-28	1,435	1,411
Achieve, Loan ID - C34914614	21.740	11-20-27	22,505	22,127
Achieve, Loan ID - C34914735	25.240	11-15-27	19,643	19,313
Achieve, Loan ID - C34915281	21.740	11-21-28	21,615	21,252
Achieve, Loan ID - C34917068	20.240	11-15-27	41,947	41,243
Achieve, Loan ID - C34917496	5.990	11-21-25	6,557	6,446
Achieve, Loan ID - C34918363	5.990	11-15-25	5,196	5,108
Achieve, Loan ID - C34918779	19.490	09-30-25	3,821	3,757
Achieve, Loan ID - C34921910	5.990	11-07-25	8,009	7,875
Achieve, Loan ID - C34924262	24.490	11-10-27	15,080	14,827
Achieve, Loan ID - C34925650	21.240	11-21-28	19,154	18,832
Achieve, Loan ID - C34926483	25.990	08-25-28	15,087	14,834
Arivo, Loan ID - C1378970	18.980	05-22-29	32,968	33,044
Arivo, Loan ID - C1380541	21.950	05-22-29	41,096	41,191
Arivo, Loan ID - C1381078	21.260	05-27-29	21,834	21,885
Arivo, Loan ID - C1381533	18.000	05-13-29	20,396	20,443
Arivo, Loan ID - C1381892	20.000	11-17-27	9,742	9,765
Arivo, Loan ID - C1381923	20.150	05-23-29	21,052	21,100
Arivo, Loan ID - C1382134	18.400	05-14-29	29,939	30,008
Arivo, Loan ID - C1382501	20.570	04-30-29	17,898	17,939
Arivo, Loan ID - C1382709	18.000	05-15-29	5,836	5,850
Arivo, Loan ID - C1382756 (H)	9.050	05-26-29	36,565	36,649
Arivo, Loan ID - C1383648	22.830	11-12-27	20,417	20,464
Arivo, Loan ID - C1383751 (H)	20.000	05-19-29	19,421	19,465
Arivo, Loan ID - C1384070	18.340	05-23-29	18,232	18,274
Arivo, Loan ID - C1384310	20.000	05-26-29	43,773	43,874
Arivo, Loan ID - C1384317	20.550	05-18-29	24,372	24,428
Arivo, Loan ID - C1384388	22.310	06-01-29	28,033	28,097
Arivo, Loan ID - C1384529	22.200	05-30-29	24,621	24,678
Arivo, Loan ID - C1384700	22.000	05-18-29	37,140	37,226
Arivo, Loan ID - C1385054	16.820	05-18-29	27,138	27,200
Arivo, Loan ID - C1385469	22.990	11-19-28	15,237	15,272
Arivo, Loan ID - C1385521 (H)	20.000	11-19-27	30,772	30,843
Arivo, Loan ID - C1385526	20.570	05-30-29	23,595	23,649
Arivo, Loan ID - C1385540	13.340	05-19-29	37,840	37,927
Arivo, Loan ID - C1385548	14.700	05-04-29	36,825	36,910
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	45

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1385607	18.180	05-29-29	27,379	$27,442
Arivo, Loan ID - C1385661	20.000	05-21-29	38,477	38,565
Arivo, Loan ID - C1385838	17.850	05-29-29	27,181	27,244
Arivo, Loan ID - C1385901	19.030	05-22-29	36,905	36,989
Arivo, Loan ID - C1386089	20.200	05-22-29	17,064	17,104
Arivo, Loan ID - C1386122	12.640	05-10-29	15,627	15,663
Arivo, Loan ID - C1386584	20.000	05-21-29	19,722	19,767
Arivo, Loan ID - C1386680	17.000	05-21-29	26,507	26,568
Arivo, Loan ID - C1386731	13.450	05-23-29	29,544	29,612
Arivo, Loan ID - C1387131	18.000	05-21-29	21,677	21,727
Arivo, Loan ID - C1387295	18.890	05-22-29	28,537	28,603
Arivo, Loan ID - C1387393	16.860	05-25-29	33,455	33,532
Arivo, Loan ID - C1387501	18.900	05-22-29	13,087	13,117
Arivo, Loan ID - C1387732	20.660	05-23-29	24,349	24,405
Arivo, Loan ID - C1387765 (H)	22.560	05-23-29	21,438	21,488
Arivo, Loan ID - C1387802	18.000	05-22-29	20,358	20,405
Arivo, Loan ID - C1387840	20.110	05-22-29	22,209	22,260
Arivo, Loan ID - C1387867	20.000	05-25-29	25,449	25,507
Arivo, Loan ID - C1387978	13.990	05-12-29	24,576	24,632
Arivo, Loan ID - C1388209	16.370	05-23-29	24,515	24,572
Arivo, Loan ID - C1388253	16.980	05-26-29	21,942	21,993
Arivo, Loan ID - C1388265	20.410	05-23-29	21,504	21,553
Arivo, Loan ID - C1388326	18.000	05-23-29	42,365	42,462
Arivo, Loan ID - C1388383	18.000	05-23-29	21,009	21,057
Arivo, Loan ID - C1388406	16.500	05-23-29	10,285	10,309
Arivo, Loan ID - C1388509	21.260	05-25-29	28,685	28,751
Arivo, Loan ID - C1388512	18.000	05-23-29	26,366	26,427
Arivo, Loan ID - C1388568	18.670	05-23-29	35,791	35,873
Arivo, Loan ID - C1388689	21.930	05-25-29	20,202	20,248
Arivo, Loan ID - C1388696	19.230	05-12-29	26,086	26,146
Arivo, Loan ID - C1388855	22.900	05-15-29	24,899	24,956
Arivo, Loan ID - C1388947	17.460	05-23-29	28,037	28,101
Arivo, Loan ID - C1388993	18.210	05-23-29	30,020	30,089
Arivo, Loan ID - C1389039	18.710	05-09-29	33,709	33,786
Arivo, Loan ID - C1389201	14.610	05-14-29	35,450	35,531
Arivo, Loan ID - C1389213	18.000	05-31-29	26,614	26,675
Arivo, Loan ID - C1389271	21.880	06-01-29	21,033	21,081
Arivo, Loan ID - C1389288	17.380	05-12-29	24,381	24,437
Arivo, Loan ID - C1389338	20.350	05-25-29	33,249	33,326
Arivo, Loan ID - C1389412	18.350	05-26-29	46,926	47,034
Arivo, Loan ID - C1389425 (H)	16.390	06-01-29	25,155	25,213
Arivo, Loan ID - C1389461	19.760	05-29-29	3,758	3,767
Arivo, Loan ID - C1389469	20.000	05-25-29	24,640	24,696
Arivo, Loan ID - C1389502	19.740	05-28-29	26,001	26,061
46	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1389530	20.130	05-26-29	22,582	$22,634
Arivo, Loan ID - C1389587	13.740	05-25-29	36,298	36,382
Arivo, Loan ID - C1389712	22.080	05-25-29	47,447	47,556
Arivo, Loan ID - C1389869	17.250	11-25-27	11,766	11,793
Arivo, Loan ID - C1389972	15.580	05-26-29	25,025	25,083
Arivo, Loan ID - C1389981	15.060	05-29-29	35,821	35,904
Arivo, Loan ID - C1389986	17.820	05-26-29	47,132	47,240
Arivo, Loan ID - C1390024	18.000	05-29-29	28,046	28,111
Arivo, Loan ID - C1390027	17.150	05-23-29	29,304	29,371
Arivo, Loan ID - C1390140 (H)	21.880	05-26-29	16,940	16,979
Arivo, Loan ID - C1390165	20.080	05-26-29	24,104	24,159
Arivo, Loan ID - C1390258	20.500	05-11-29	19,456	19,501
Arivo, Loan ID - C1390331	15.310	05-26-29	36,869	36,954
Arivo, Loan ID - C1390345	20.000	11-26-27	20,716	20,763
Arivo, Loan ID - C1390443	17.030	05-26-29	35,457	35,538
Arivo, Loan ID - C1390475	20.890	05-26-29	22,790	22,843
Arivo, Loan ID - C1390501	15.920	05-26-29	37,143	37,229
Arivo, Loan ID - C1390516	18.000	05-26-29	43,634	43,734
Arivo, Loan ID - C1390616	20.000	05-26-29	34,188	34,267
Arivo, Loan ID - C1390630	15.360	05-26-29	22,232	22,283
Arivo, Loan ID - C1390640	20.000	05-25-29	28,839	28,905
Arivo, Loan ID - C1390700	20.000	05-27-29	24,415	24,471
Arivo, Loan ID - C1390709	18.000	05-27-29	26,200	26,261
Arivo, Loan ID - C1390735	18.060	05-13-29	34,935	35,016
Arivo, Loan ID - C1390766	17.830	05-27-29	20,110	20,156
Arivo, Loan ID - C1390785	21.580	05-29-29	19,198	19,242
Arivo, Loan ID - C1390807	22.540	05-27-29	19,325	19,369
Arivo, Loan ID - C1390816	16.870	05-27-29	32,894	32,970
Arivo, Loan ID - C1390907	17.010	05-27-29	24,037	24,092
Arivo, Loan ID - C1390935	16.170	05-29-29	30,350	30,420
Arivo, Loan ID - C1391006	18.430	05-27-29	23,047	23,100
Arivo, Loan ID - C1391008	21.850	05-27-29	22,793	22,846
Arivo, Loan ID - C1391067	17.910	05-27-29	27,135	27,197
Arivo, Loan ID - C1391070	16.640	05-27-29	28,802	28,868
Arivo, Loan ID - C1391235	17.930	05-30-29	21,848	21,898
Arivo, Loan ID - C1391262	16.960	05-27-29	19,707	19,752
Arivo, Loan ID - C1391263	18.000	05-27-29	30,676	30,746
Arivo, Loan ID - C1391280	20.260	05-27-29	23,584	23,638
Arivo, Loan ID - C1391342	14.930	05-28-29	19,614	19,659
Arivo, Loan ID - C1391427	19.880	05-28-29	33,675	33,752
Arivo, Loan ID - C1391483	16.470	05-28-29	41,491	41,586
Arivo, Loan ID - C1391610	20.570	05-13-29	21,814	21,864
Arivo, Loan ID - C1391647	20.570	05-29-29	27,583	27,647
Arivo, Loan ID - C1391652 (H)	19.570	05-25-29	15,993	16,030
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	47

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1391694	20.000	05-28-29	41,193	$41,288
Arivo, Loan ID - C1391729	17.080	05-28-29	18,981	19,025
Arivo, Loan ID - C1391736	16.550	05-29-29	47,480	47,589
Arivo, Loan ID - C1391810	18.520	05-29-29	36,144	36,227
Arivo, Loan ID - C1391813	18.000	06-02-29	29,091	29,158
Arivo, Loan ID - C1391836 (H)	21.000	05-30-29	18,394	18,436
Arivo, Loan ID - C1391838	22.660	05-28-29	25,689	25,748
Arivo, Loan ID - C1391950	16.250	05-13-29	10,907	10,932
Arivo, Loan ID - C1392009	16.290	11-13-27	9,816	9,838
Arivo, Loan ID - C1392016	20.470	05-30-29	27,815	27,879
Arivo, Loan ID - C1392078	18.000	05-28-29	4,175	4,185
Arivo, Loan ID - C1392104	18.000	05-28-29	24,519	24,576
Arivo, Loan ID - C1392195	17.980	05-29-29	34,129	34,207
Arivo, Loan ID - C1392202	16.430	05-29-29	47,600	47,702
Arivo, Loan ID - C1392228	13.720	05-29-29	46,904	47,012
Arivo, Loan ID - C1392258	18.000	05-29-29	21,745	21,795
Arivo, Loan ID - C1392320	17.980	05-14-29	32,876	32,952
Arivo, Loan ID - C1392322	20.610	11-14-27	16,381	16,418
Arivo, Loan ID - C1392327	18.000	05-14-29	26,814	26,876
Arivo, Loan ID - C1392364	22.070	05-29-29	24,697	24,754
Arivo, Loan ID - C1392401	21.440	05-29-29	23,444	23,498
Arivo, Loan ID - C1392420	14.430	11-29-27	24,191	24,246
Arivo, Loan ID - C1392421	20.000	05-28-29	26,245	26,305
Arivo, Loan ID - C1392514	20.000	05-29-29	22,653	22,705
Arivo, Loan ID - C1392527	14.780	05-29-29	45,777	45,883
Arivo, Loan ID - C1392568	14.740	05-29-29	22,167	22,218
Arivo, Loan ID - C1392580 (H)	14.420	05-30-29	28,490	28,555
Arivo, Loan ID - C1392630	17.490	05-29-29	28,034	28,099
Arivo, Loan ID - C1392634	17.960	05-14-29	25,490	25,548
Arivo, Loan ID - C1392651	20.270	06-02-29	24,458	24,515
Arivo, Loan ID - C1392710	19.820	06-03-29	23,883	23,938
Arivo, Loan ID - C1392719 (H)	18.000	06-02-29	29,228	29,295
Arivo, Loan ID - C1392768	18.000	05-15-29	22,177	22,228
Arivo, Loan ID - C1392780	24.050	05-29-29	19,969	20,015
Arivo, Loan ID - C1392838	18.000	05-14-29	25,903	25,963
Arivo, Loan ID - C1392840	18.140	05-29-29	25,838	25,898
Arivo, Loan ID - C1392844	17.970	05-29-29	24,385	24,441
Arivo, Loan ID - C1392924	22.500	06-04-29	26,847	26,908
Arivo, Loan ID - C1392961	20.570	05-30-29	39,060	39,150
Arivo, Loan ID - C1392970	20.000	05-15-29	17,129	17,168
Arivo, Loan ID - C1392982	20.060	05-25-29	29,658	29,726
Arivo, Loan ID - C1393035	12.830	05-30-29	45,137	45,241
Arivo, Loan ID - C1393075	15.310	05-15-29	24,325	24,381
Arivo, Loan ID - C1393081	14.660	05-30-29	21,089	21,138
48	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393111	17.560	05-29-29	30,068	$30,137
Arivo, Loan ID - C1393122	18.260	05-30-29	19,882	19,928
Arivo, Loan ID - C1393159 (G)	21.090	11-25-27	18,888	18,931
Arivo, Loan ID - C1393172	18.920	05-30-29	23,734	23,789
Arivo, Loan ID - C1393204	20.560	05-30-29	18,439	18,482
Arivo, Loan ID - C1393263	19.710	05-30-29	20,867	20,915
Arivo, Loan ID - C1393343	19.960	05-26-29	16,788	16,826
Arivo, Loan ID - C1393348	20.300	05-30-29	12,477	12,506
Arivo, Loan ID - C1393368	19.450	05-30-29	31,486	31,558
Arivo, Loan ID - C1393370	18.000	05-15-29	8,735	8,756
Arivo, Loan ID - C1393405	20.570	05-27-29	21,649	21,699
Arivo, Loan ID - C1393437 (H)	20.880	05-30-29	22,177	22,228
Arivo, Loan ID - C1393464	19.580	05-30-29	24,238	24,294
Arivo, Loan ID - C1393472	20.000	05-30-29	36,717	36,801
Arivo, Loan ID - C1393511	18.000	05-30-29	22,218	22,269
Arivo, Loan ID - C1393576	21.540	05-30-29	29,491	29,559
Arivo, Loan ID - C1393593	14.460	06-01-29	24,892	24,949
Arivo, Loan ID - C1393720	14.520	05-30-29	24,539	24,595
Arivo, Loan ID - C1393734	16.870	05-25-29	39,880	39,972
Arivo, Loan ID - C1393753	19.860	11-15-27	17,969	18,010
Arivo, Loan ID - C1393794	16.560	05-30-29	30,279	30,349
Arivo, Loan ID - C1393907	13.250	05-30-29	28,768	28,834
Arivo, Loan ID - C1393979 (H)	21.130	05-16-29	43,679	43,779
Arivo, Loan ID - C1394001	21.320	05-30-29	39,411	39,502
Arivo, Loan ID - C1394007	21.300	05-30-29	19,750	19,795
Arivo, Loan ID - C1394018	19.780	12-01-27	20,381	20,428
Arivo, Loan ID - C1394076	18.670	06-01-29	27,341	27,404
Arivo, Loan ID - C1394218	17.260	05-17-29	20,726	20,774
Arivo, Loan ID - C1394326	13.540	06-01-29	45,069	45,173
Arivo, Loan ID - C1394447 (H)	15.570	06-01-29	26,829	26,891
Arivo, Loan ID - C1394484	20.000	06-01-29	16,901	16,940
Arivo, Loan ID - C1394517 (H)	20.000	06-02-29	29,798	29,867
Arivo, Loan ID - C1394590	14.710	05-17-29	20,252	20,299
Arivo, Loan ID - C1394614	16.820	06-01-29	31,802	31,875
Arivo, Loan ID - C1394658	17.900	06-01-29	27,230	27,293
Arivo, Loan ID - C1394691	15.960	06-01-29	32,380	32,455
Arivo, Loan ID - C1394693	18.040	06-01-29	30,308	30,377
Arivo, Loan ID - C1394703	18.010	06-01-29	19,895	19,940
Arivo, Loan ID - C1394755	14.930	06-02-29	38,573	38,662
Arivo, Loan ID - C1394761	18.000	06-01-29	23,374	23,428
Arivo, Loan ID - C1394800	23.340	06-01-29	27,178	27,240
Arivo, Loan ID - C1394905	21.820	06-04-29	37,558	37,644
Arivo, Loan ID - C1394975	16.750	05-26-29	22,475	22,527
Arivo, Loan ID - C1395005	12.230	06-01-29	35,919	36,002
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	49

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1395036	18.600	05-18-29	28,941	$29,008
Arivo, Loan ID - C1395055	18.950	06-02-29	35,072	35,153
Arivo, Loan ID - C1395098	14.860	06-02-29	45,924	46,030
Arivo, Loan ID - C1395177	14.990	06-02-29	30,116	30,185
Arivo, Loan ID - C1395182	17.670	06-02-29	14,481	14,515
Arivo, Loan ID - C1395224 (H)	21.190	06-02-29	27,725	27,788
Arivo, Loan ID - C1395239	17.130	05-30-29	29,575	29,643
Arivo, Loan ID - C1395328	20.000	05-18-29	29,353	29,421
Arivo, Loan ID - C1395338	19.730	06-03-29	26,108	26,168
Arivo, Loan ID - C1395354	15.560	06-02-29	30,658	30,729
Arivo, Loan ID - C1395472	17.210	06-02-29	33,212	33,289
Arivo, Loan ID - C1395484	19.030	05-18-29	21,976	22,027
Arivo, Loan ID - C1395714	18.000	06-02-29	22,227	22,278
Arivo, Loan ID - C1395903	20.000	12-03-27	9,820	9,843
Arivo, Loan ID - C1395914	16.090	06-03-29	23,462	23,516
Arivo, Loan ID - C1395983	16.840	06-03-29	23,612	23,666
Arivo, Loan ID - C1396446	20.570	06-04-29	24,516	24,572
Arivo, Loan ID - C1396488	16.170	06-03-29	23,702	23,756
Arivo, Loan ID - C1397113	19.680	06-04-29	29,124	29,191
Arivo, Loan ID - C1397185	20.570	06-04-29	18,987	19,030
Arivo, Loan ID - C1397666	21.960	06-05-29	21,561	21,610
Arivo, Loan ID - C1480324	18.000	09-02-29	29,719	29,787
Arivo, Loan ID - C1482643	18.000	09-09-29	31,465	31,537
Arivo, Loan ID - C1483188	14.640	09-07-29	42,754	42,852
Arivo, Loan ID - C1483586	24.370	09-07-29	29,145	29,212
Arivo, Loan ID - C1485900	19.770	09-10-29	22,914	22,967
Arivo, Loan ID - C1486798	21.980	09-12-29	20,206	20,252
Arivo, Loan ID - C1486827	20.110	03-12-28	11,546	11,573
Arivo, Loan ID - C1487273	20.000	09-12-29	32,661	32,736
Arivo, Loan ID - C1488090	20.000	09-15-29	22,448	22,499
Arivo, Loan ID - C1488149	17.370	09-17-29	45,467	45,572
Arivo, Loan ID - C1488220	21.000	09-14-29	15,449	15,485
Arivo, Loan ID - C1488570	12.980	09-14-29	25,085	25,143
Arivo, Loan ID - C1488990	18.000	09-15-29	36,290	36,374
Arivo, Loan ID - C1489048	17.770	08-30-29	29,643	29,711
Arivo, Loan ID - C1489057	18.020	09-15-29	24,867	24,924
Arivo, Loan ID - C1489582	16.430	09-16-29	20,147	20,193
Arivo, Loan ID - C1490051	20.000	09-17-29	31,381	31,453
Arivo, Loan ID - C1490293	18.580	09-02-29	33,042	33,118
Arivo, Loan ID - C1490515	19.680	09-04-29	28,771	28,837
Arivo, Loan ID - C1490741	18.890	09-17-29	44,293	44,395
Arivo, Loan ID - C1491219	17.650	09-04-29	37,799	37,886
Arivo, Loan ID - C1491340	15.510	09-04-29	28,101	28,165
Arivo, Loan ID - C1491409	17.650	09-20-29	28,278	28,343
50	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1491461 (H)	17.070	09-19-29	47,508	$47,618
Arivo, Loan ID - C1491789	22.620	03-20-28	20,418	20,465
Arivo, Loan ID - C1492283	20.650	03-21-28	17,583	17,624
Arivo, Loan ID - C1492310	20.890	09-21-29	29,840	29,908
Arivo, Loan ID - C1492454	19.010	09-07-29	23,923	23,978
Arivo, Loan ID - C1492664	18.000	09-06-29	20,996	21,045
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	22,902
Arivo, Loan ID - C1493370	19.430	09-22-29	30,571	30,641
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,657

Arivo, Loan ID - C1493661	21.050	09-23-29	36,418	36,501
Corporate asset-based credit 3.2%				$5,123,500
(Cost $5,000,000)
Materials 3.2%				5,123,500
CG Finance A LP

Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,123,500
Consumer-related assets 2.2%				$3,601,479
(Cost $3,933,427)
Consumer loans 2.2%				3,601,479
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	809,922
Credit Suisse ABS Repackaging Trust

Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	2,791,557
Credit-linked notes 3.8%				$6,227,159
(Cost $6,222,094)
Consumer loans 0.7%				1,227,159
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	1,222,094	1,227,159
Corporate asset backed securities 3.1%				5,000,000
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	14.560	11-21-33	5,000,000	5,000,000

	Yield (%)	Shares	Value
Short-term investments 4.4%			$7,166,931
(Cost $7,166,931)
Short-term funds 4.4%			7,166,931
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2338(M)	6,544,220	6,544,220
U.S. Bank Money Market Deposit Account	4.4600(M)	365,054	365,054
Wilmington U.S. Government Money Market Fund, Institutional Class	5.1300(M)	257,657	257,657

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	51

Total investments (Cost $185,364,616) 113.3%	$184,494,196
Other assets and liabilities, net (13.3%)	(21,598,422)
Total net assets 100.0%	$162,895,774

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $69,326,052 or 42.6% of the fund’s net assets as of 4-30-24.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Non-income producing - Borrower is in default.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	The fund holds an affiliate interest in this investment.
(L)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(M)	The rate shown is the annualized seven-day yield as of 4-30-24.
52	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	34	Short	Jun 2024	$(6,937,836)	$(6,890,313)	$47,523
						$47,523
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $163,004,016. Net unrealized depreciation aggregated to $1,070,259, of which $1,347,466 related to gross unrealized appreciation and $2,417,725 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	53

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $149,649,852)	$148,841,352
Affiliated investments, at value (Cost $35,714,764)	35,652,844
Total investments, at value (Cost $185,364,616)	184,494,196
Receivable for futures variation margin	390,341
Cash	1,389,979
Collateral held at broker for futures contracts	39,101
Receivable for escrow and corporate advances, at value (Cost $783,894)	726,676
Collateral at prime broker	250,000
Dividends and interest receivable	3,076,590
Receivable for investments sold	273,256
Other assets	72,194
Total assets	190,712,333
Liabilities
Payable for open reverse repurchase agreements	22,607,962
Payable for investments purchased	4,250,000
Payable to affiliates
Investment management fees	105,815
Incentive fees	359,968
Accounting and legal services fees	2,502
Distribution and service fees	46
Other liabilities and accrued expenses	490,266
Total liabilities	27,816,559
Net assets	$162,895,774
Net assets consist of
Paid-in capital	$161,819,630
Total distributable earnings (loss)	1,076,144
Net assets	$162,895,774

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($162,793,281 ÷ 8,076,180 shares)	$20.16
Class D ($51,331 ÷ 2,532 shares)	$20.27
Class S ($51,162 ÷ 2,525 shares)	$20.26
54	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Interest	$6,783,115
Dividends from affiliated investments	480,000
Dividends	258,868
Total investment income	7,521,983
Expenses
Investment management fees	1,025,794
Distribution and service fees	281
Interest expense	41,323
Incentive fees	359,968
Accounting and legal services fees	12,119
Transfer agent fees	89,349
Trustees’ fees	79,866
Custodian fees	55,976
Investment servicing fees	483,880
State registration fees	29,315
Printing and postage	5,747
Professional fees	471,253
Other	170,586
Total expenses	2,825,457
Less expense reductions	(477,244)
Net expenses	2,348,213
Net investment income	5,173,770
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	258,281
Futures contracts	72,950
331,231
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and receivables	(181,733)
Affiliated investments	89,770
Futures contracts	15,677
(76,286)
Net realized and unrealized gain	254,945
Increase in net assets from operations	$5,428,715
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	55

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$5,173,770	$6,001,669
Net realized gain	331,231	46,653
Change in net unrealized appreciation (depreciation)	(76,286)	395,014
Increase in net assets resulting from operations	5,428,715	6,443,336
Distributions to shareholders
From earnings
Class I	(4,554,380)	(5,664,593)
Class D	(1,564)	(2,558)
Class S	(1,406)	(2,182)
Total distributions	(4,557,350)	(5,669,333)
From fund share transactions	48,501,872	13,453,265
Total increase	49,373,237	14,227,268
Net assets
Beginning of period	113,522,537	99,295,269
End of period	$162,895,774	$113,522,537
56	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended   4-30-24 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$5,428,715
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(131,423,041)
Long-term investments sold	62,242,404
Net purchases and sales of short-term investments	(4,993,544)
Net amortization of premium (discount)	(276,151)
(Increase) Decrease in assets:
Receivable for futures variation margin	(108,870)
Collateral held at broker for futures contracts	12,599
Receivable for escrow and corporate advances, at value	57,749
Collateral at prime broker	(250,000)
Dividends and interest receivable	(2,454,746)
Receivable for investments sold	(55,097)
Receivable from affiliates	143,515
Other assets	10,266
Increase (Decrease) in liabilities:
Payable for investments purchased	4,250,000
Payable to affiliates	461,156
Other liabilities and accrued expenses	(90,124)
Net change in unrealized (appreciation) depreciation on:
Investments	137,229
Net realized (gain) loss on:
Unaffiliated investments	(258,281)
Net cash used in operating activities	$(67,166,221)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,136,395)
Borrowings from reverse repurchase agreements	22,607,962
Fund shares sold	48,080,917
Net cash flows provided by financing activities	$66,552,484
Net decrease in cash	$(613,737)
Cash at beginning of period	$2,003,716
Cash at end of period	$1,389,979
Supplemental disclosure of cash flow information:
Cash paid for interest	$(41,323)
Noncash financing activities not included herein consists of reinvestment of distributions	$420,955
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	57

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.01	$19.84	$20.00
Net investment income[3]	0.70	1.15	0.09
Net realized and unrealized gain (loss) on investments	0.09	0.09	(0.25)
Total from investment operations	0.79	1.24	(0.16)
Less distributions
From net investment income	(0.64)	(1.07)	—
From net realized gain	—[4]	—	—
Total distributions	(0.64)	(1.07)	—
Net asset value, end of period[5]	$20.16	$20.01	$19.84
Total return (%)[6]	3.99[7]	6.40	(0.80)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	3.83[8,9]	4.11	3.90[10]
Expenses including reductions	3.18[8,9,11]	2.50	1.94[10]
Net investment income	7.01[8]	5.75	1.48[8]
Portfolio turnover (%)	43	80	17
Total debt outstanding end of period (in millions)	$23	—	—
Asset coverage per $1,000 of debt[12]	$8,205	—	—

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes incentive fees expense of 0.49% (annualized) for the period ended 4-30-24.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 3.24% (annualized) for the period ended 4-30-24.
[12]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
58	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	4-30-24[1]	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.02	$19.82	$20.00
Net investment income[3]	0.76	1.11	0.08
Net realized and unrealized gain (loss) on investments	0.10	0.10	(0.26)
Total from investment operations	0.86	1.21	(0.18)
Less distributions
From net investment income	(0.61)	(1.01)	—
From net realized gain	—[4]	—	—
Total distributions	(0.61)	(1.01)	—
Net asset value, end of period[5]	$20.27	$20.02	$19.82
Total return (%)[6,7]	4.37[8]	6.24	(0.90)[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[9]	$—[9]	$—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.08[10,11]	4.36	4.15[12]
Expenses including reductions	3.43[10,11,13]	2.75	2.19[12]
Net investment income	7.66[10]	5.56	1.24[10]
Portfolio turnover (%)	43	80	17
Total debt outstanding end of period (in millions)	$23	—	—
Asset coverage per $1,000 of debt[14]	$8,205	—	—

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Includes incentive fees expense of 0.49% (annualized) for the period ended 4-30-24.
[12]	Annualized. Certain expenses are presented unannualized.
[13]	Expenses including reductions excluding interest expense were 3.49% (annualized) for the period ended 4-30-24.
[14]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	59

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	4-30-24[1]	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.01	$19.79	$20.00
Net investment income[3]	0.70	0.99	0.04
Net realized and unrealized gain (loss) on investments	0.10	0.10	(0.25)
Total from investment operations	0.80	1.09	(0.21)
Less distributions
From net investment income	(0.55)	(0.87)	—
From net realized gain	—[4]	—	—
Total distributions	(0.55)	(0.87)	—
Net asset value, end of period[5]	$20.26	$20.01	$19.79
Total return (%)[6,7]	4.06[8]	5.57	(1.05)[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[9]	$—[9]	$—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.68[10,11]	4.96	4.75[12]
Expenses including reductions	4.04[10,11,13]	3.35	2.79[12]
Net investment income	7.06[10]	4.97	0.64[10]
Portfolio turnover (%)	43	80	17
Total debt outstanding end of period (in millions)	$23	—	—
Asset coverage per $1,000 of debt[14]	$8,205	—	—

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Includes incentive fees expense of 0.49% (annualized) for the period ended 4-30-24.
[12]	Annualized. Certain expenses are presented unannualized.
[13]	Expenses including reductions excluding interest expense were 4.09% (annualized) for the period ended 4-30-24.
[14]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
60	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Asset-Based Lending Fund (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, non-diversified, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such repurchase offers will be conducted on a quarterly basis or at all.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares are offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Eligible Investors must also be either U.S. citizens or U.S. resident aliens. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
• MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	61

• JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (Company) was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement. The fund holds 100% of the profit participating notes issued by the Company.
• JHLiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
62	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset backed securities	$61,863,148	—	$61,863,148	—
Residential loans	35,812,822	—	253,405	$35,559,417
Profit participating notes	20,918,761	—	—	20,918,761
Term loans	17,901,331	—	—	17,901,331
Special purpose vehicles	14,734,083	—	—	14,734,083
Consumer loans	11,144,982	—	—	11,144,982
Corporate asset-based credit	5,123,500	—	—	5,123,500
Consumer-related assets	3,601,479	—	—	3,601,479
Credit-linked notes	6,227,159	—	1,227,159	5,000,000
Short-term investments	7,166,931	$6,801,877	365,054	—
Total investments in securities	$184,494,196	$6,801,877	$63,708,766	$113,983,553
Liabilities
Reverse repurchase agreements	$(22,607,962)	—	$(22,607,962)	—
Derivatives:
Assets
Futures	$47,523	$47,523	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Residential loans	Profit participating notes	Term loans	Special purpose vehicles	Consumer loans	Corporate asset-based credit	Consumer- related assets	Credit- linked notes	Total
Balance as of 10-31-23	$22,854,427	—	$4,702,267	$7,806,548	$13,671,209	$4,980,500	$4,258,756	$2,850,288	$61,123,995
Purchases	14,870,517	$20,918,863	13,296,044	6,845,000	—	—	—	5,000,000	60,930,424
Sales	(2,706,763)	—	(15,559)	(7,337)	(2,055,658)	—	(483,208)	(2,806,020)	(8,074,545)
Realized gain (loss)	332,041	—	—	—	(577,538)	—	—	(49,980)	(295,477)
Net amortization of (premium) discount	—	—	12,230	—	(34,460)	—	—	—	(22,230)
Change in unrealized appreciation (depreciation)	209,195	(102)	(93,651)	89,872	141,429	143,000	(174,069)	5,712	321,386
Balance as of 4-30-24	$35,559,417	$20,918,761	$17,901,331	$14,734,083	$11,144,982	$5,123,500	$3,601,479	$5,000,000	$113,983,553
Change in unrealized appreciation (depreciation) at period end[1]	$262,452	$(102)	$(93,651)	$89,872	$208,972	$143,000	$(174,069)	—	$436,474

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	63

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-30-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$35,559,417	Discounted cash flow Recent transaction	Discount rate Transaction price	7.75%-13.98% $90.58-$100	10.36% $97.20
Profit participating notes	20,918,761	Recent transaction	Transaction price	$100.1	$100.1
Consumer loans	11,144,982	Discounted cash flow Recent transaction	Discount rate Transaction price	8.81%-11.87% $100.5	9.56% $100.5
Term loans	17,901,331	Discounted cash flow Recent transaction	Discount rate Transaction price	6.25%-11.22% $98.8-$100	7.94% $99.28
Special purpose vehicles	14,734,083	Discounted cash flow Recent transaction	Discount rate Transaction price	10.67%-10.82% $100	10.74% $100
Corporate asset-based credit	5,123,500	Discounted cash flow	Discount rate	11.60%	11.60%
Consumer-related assets	3,601,479	Discounted cash flow	Discount rate	12.93%-21.86%	14.94%
Credit-linked notes	5,000,000	Discounted cash flow Recent transaction	Discount rate Transaction price	13.56% $100	13.56% $100
Total	$113,983,553

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statements of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at April 30, 2024:
64	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	6.068%	4-25-24	5-24-24	$(900,631)	$(901,542)
J.P. Morgan Securities LLC	6.110%	4-25-24	5-2-24	(5,781,000)	(5,786,887)
J.P. Morgan Securities LLC	6.120%	4-26-24	5-28-24	(959,000)	(959,815)
J.P. Morgan Securities LLC	6.168%	4-25-24	5-24-24	(6,640,463)	(6,647,289)
J.P. Morgan Securities LLC	6.168%	4-25-24	5-24-24	(4,418,640)	(4,423,183)
J.P. Morgan Securities LLC	6.220%	4-3-24	5-3-24	(1,622,080)	(1,629,927)
J.P. Morgan Securities LLC	6.470%	4-25-24	5-28-24	(1,563,000)	(1,564,686)
J.P. Morgan Securities LLC	6.570%	4-26-24	5-28-24	(694,000)	(694,633)
					$(22,607,962)
The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $7,686,356 and 6.31% (annualized), respectively.
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At April 30, 2024, the fund had $2,907,316 in unfunded loan commitments outstanding.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	65

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated with residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investment is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
66	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to a taxable subsidiary and non-deductible start up costs.
The Fund has one Taxable Subsidiary-John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. This Taxable Subsidiary is consolidated for financial reporting purposes. The purpose of the Taxable Subsidiary is to permit the Fund to gain exposure to commercial aircraft lease transactions for U.S. federal income tax purposes in order to comply with the RIC tax compliance requirements.
John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC is subject to U.S. federal and state corporate-level income taxes.
The net investment income and capital gains and losses from John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC do not always flow through to the Fund. John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC is not consolidated for income tax purposes and may generate income tax expenses.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	67

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts.  Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2024, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging from $6.9 million to $8.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2024 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$47,523	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
68	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$72,950
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$15,677
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly managed assets (managed assets means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate managed assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average monthly managed assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	69

expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b-1 fees, any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends, Acquired Fund Fees and Expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$476,889
Class D	178
Class	Expense reduction
Class S	$177
Total	$477,244

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.72% of the fund’s average monthly managed assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter. The calculation of the incentive fee for each fiscal quarter is as follows:
• No incentive fee shall be payable in any fiscal quarter in which the pre-incentive fee net investment income attributable to each class does not exceed a quarterly return of 1.25% per quarter based on each class’s average beginning monthly net assets for the applicable quarterly payment period (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 5.00% annualized;
• All pre-incentive fee net investment income attributable to each class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.4286% of the average beginning monthly net assets of that each class (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) for the fiscal quarter (5.714% annualized), shall be payable to the Advisor; and
• For any fiscal quarter in which pre-incentive fee net investment income attributable to each class exceeds 1.4286% of each class’s average beginning monthly net assets (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period), the incentive fee with respect to each class shall equal 12.5% of pre-incentive fee net investment Income attributable to each class.
The incentive fee went into effect beginning on February 1, 2024.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
70	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the six months ended April 30, 2024, no sales charges were assessed.
Early Repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees
Class I	—
Class D	$64
Class S	217
Total	$281
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2024, investments entered into by the fund pursuant to the exemptive order amounted to approximately $20.9 million, including unfunded commitments of $3.0 million.
Note 6—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,385,908	$48,080,917	589,257	$11,867,997
Distributions reinvested	20,934	420,955	80,082	1,584,148
Net increase	2,406,842	$48,501,872	669,339	$13,452,145
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	71

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class D shares
Distributions reinvested	—	—	32	$631
Net increase	—	—	32	$631
Class S shares
Distributions reinvested	—	—	25	$489
Net increase	—	—	25	$489
Total net increase	2,406,842	$48,501,872	669,396	$13,453,265
Affiliates of the fund owned 31%, 100% and 100% of shares of Class I, Class D and Class S, respectively on April 30, 2024. As of April 30, 2024, the Subadvisor held 31% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $131,423,041 and $62,242,404, respectively, for the six months ended April 30, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 18.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
Manulife Private Credit Plus Fund	18.4%
Note 9—Investments in affiliates
As of April 30, 2024, investments in affiliates consist of the following:
•	The fund holds 100% of the profit participating notes issued by JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (Company).
•	The fund holds 100% of the limited liability company interests in JHLiftCo, LLC.
•	The fund holds 100% of the beneficial ownership interest in MSN 803 Trust as an owner participant.
Information regarding the funds’ fiscal year to date purchases and sales of the affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
72	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	—	$20,918,863	—	—	$(102)	—	—	$20,918,761
JH Liftco LLC	6,845,000	—	6,845,000	—	—	(8,898)	—	—	6,836,102
MSN 803 Trust	7,882,217	$7,806,548	—	$(7,337)	—	98,770	$480,000	—	7,897,981
					—	$89,770	$480,000	—	$35,652,844
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	73

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation.
Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments (“Asset-Based Lending Investments”), which may include investments in distressed loans. Asset-Based Lending Investments are investments in loans secured by an asset and include, among other investments: healthcare loans secured by revenue and intellectual property rights primarily on FDA-approved drugs and devices and royalty streams secured primarily by FDA-approved drugs and devices; transportation assets such as loans and leases backed by commercial aircraft, aircraft engines, shipping vessels, or other transportation and equipment both in the United States and internationally; residential and commercial real estate loans, asset-backed securities (“ABS”), and asset-based corporate credit (including distressed or non-performing loans); and securities backed by residential real estate (“RMBS”), commercial real estate (“CMBS”), collateralized mortgage obligations (“CMOs”), secured corporate loans (“CLOs”) and ABS.
Except for RMBS, CMBS, CMOs, CLOs, and ABS, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments are not rated. If a loan or investment is rated, it will usually be rated by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, Kroll Bond Rating Agency, or DBRS Morningstar, and may be rated below investment grade.
The fund will primarily invest in financings sourced through proprietary means using relationships of the Marathon Asset Management LP (the Subadvisor), rather than traditional channels such as public markets, and seeks to benefit from expected premiums arising in such financings from, among other things, the bespoke nature of each financing. The Subadvisor will seek to capitalize on its transaction valuation assessment and capital structure expertise, while attempting to protect against downside risks through protective loan covenants, conservative collateral valuation, and active asset management.
The fund may also invest in derivatives such as: futures contracts, interest rate swaps, options, reverse repurchase agreements, and swaps. The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The fund may create or organize or otherwise utilize special purpose subsidiaries or other special purpose investment vehicles (“SPVs”), which are wholly-owned subsidiaries of the fund, to facilitate the fund’s investment strategy. Certain fund investments may be held by these SPVs.
The fund, the Subadvisor and certain of its affiliates obtained an exemptive order from the SEC on September 26, 2022, permitting co-investment with other funds managed by the Subadvisor or its affiliates in a manner consistent with the fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors.
The manager may consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
74	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

Principal Risks
Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities,  property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	75

the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, interest rate swaps, reverse repurchase agreements, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk.
In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Illiquidity of shares risk. The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. At the discretion of the Board and
76	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

provided that it is in the best interests of the fund and Shareholders to do so, the fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers.  The fund is not required to conduct tender offers and may be less likely to conduct tender offers during periods of exceptional market conditions.
Investments held in non-US or US Subsidiaries. To qualify as a regulated investment company (“RIC”) for any taxable year, the fund must, among other things, satisfy a gross income test for such taxable year. Specifically, at least 90% of the fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income. In order to avoid receiving non-qualifying income from such investments, the fund may invest in those Asset-Based Lending Investments indirectly through one or more subsidiaries organized outside of the United States (each a “Non-US Subsidiary”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income and, in some cases, income from those Asset-Based Lending Investments also would result in “effectively connected income” if received by a Non-US Subsidiary. For that reason, certain Asset-Based Lending Investments may be held by the fund indirectly through one or more subsidiaries organized in the United States (each, a “Domestic Subsidiary”). The fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with each Domestic and Non-US Subsidiary. The Advisor complies with the applicable provisions of Section 15 of the 1940 Act with respect to the investment advisory contracts for the fund and each Domestic and Non-US Subsidiary. Each Domestic and Non-US Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.
Lending risk. The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the secondary market. The value of the fund’s investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	77

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Regular repurchase offers risk. The fund’s repurchase offer policy may have the effect of decreasing the size of the fund over time absent significant new investments in the fund. It may also force the fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase.
78	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the six months ended April 30, 2024, distributions from net investment income totaling $0.6395, $0.6142 and $0.5534 per share were paid to shareholders for Class I, Class D and Class S, respectively. Additionally, distributions from capital gains totaling $0.0035, $0.0035 and $0.0035 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share were as follows:
Income Distributions:
Payment Date	Class I	Class D	Class S
January 23, 2024	$0.4501	$0.4374	$0.4070
April 19, 2024	0.1893	0.1767	0.1465
Total	$0.6395	$0.6142	$0.5534
Additional Distributions:
Payment Date	Class I	Class D	Class S
January 23, 2024	$.0035	$0.0035	$0.0035
Total	$0.6430	$0.6177	$0.5570
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. If, however, a shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	79

Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
80	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Asset-Based Lending Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Marathon Asset Management LP (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the February 2, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on October 18, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 2, 2024, the Board, including the Trustees who are not considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the January and October meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	81

treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on relevant background information obtained in connection with the consideration of the advisory and subadvisory arrangements for other funds in the John Hancock Fund Complex in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also reviewed information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also received information regarding the fund’s risk management programs, liquidity risk management programs and cybersecurity programs. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the fund including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
82	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended September 9, 2023, and for the period since inception. The Board also noted that the fund underperformed its peer group median for the one-year period ended September 9, 2023, and for the period since inception. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period ended September 9, 2023, and for the period since inception. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to its peer group median for the one-year period ended September 9, 2023, and for the period since inception. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index. The Board noted the relatively recent inception period of the fund.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund, in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees are higher than the average, and that net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board noted that the Advisor will receive a management fee from the fund consisting of two components—a base management fee and an incentive fee, and that the Advisor will pay the full amount of the incentive fee and a portion of the based management fee to the Subadvisor. The Board considered that, to the extent the incentive fee is earned and paid, the incentive fee would effectively result in a higher rate of total compensation from the fund to the Advisor than the base-management fee rate stated in the Advisory Agreement. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the John Hancock Fund Complex, including the fund, which is discussed further below.
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	83

The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund will be paid by the Advisor and is negotiated at arm’s length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the projected level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. This waiver is allocated proportionally among the participating portfolios;
(b)	reviewed the advisory fee structure for the fund and concluded that although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure, including incentive fee; and
84	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business;
(b)	the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(c)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the fund were not a factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	85

investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees.The Board considered that the fund will pay an advisory fee to the Advisor, consisting of a base management fee and an incentive fee, and that, in turn, the Advisor will pay the full amount of the incentive fee to the Subadvisor and a portion of the based management fee. The Board considered that, to the extent the incentive fee is earned and paid to the Subadvisor, the incentive fee would effectively result in a higher rate of total compensation from the Advisor to the Subadvisor than the base-management fee rate stated in the Subadvisory Agreement. As noted above, the Board also considered the fund’s subadvisory fee, including the incentive fee, as compared to similarly situated investment companies deemed to be comparable to the fund, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
86	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alt 430 W 7th Street Suite 219285 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	87

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-5291 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

Not part of the shareholder report

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3615072	P16SA 4/24
6/24

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Asset-Based Lending Fund – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Asset-Based Lending Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 27, 2024
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 27, 2024